As filed with the Securities and Exchange Commission on April 23, 2003
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 67    [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                AMENDMENT NO. 54            [X]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

If appropriate, check the following box:

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[x] on May 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(a)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, South Asia Portfolio, Special Equities Portfolio and Utilities Portfolio have also executed this Registration Statement.
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LOGO








                            EATON VANCE BALANCED FUND
     A diversified fund seeking current income and long-term capital growth


                         EATON VANCE LARGE-CAP CORE FUND
                     A diversified fund seeking total return


                        EATON VANCE LARGE-CAP VALUE FUND
            A diversified fund seeking growth of principal and income

                        EATON VANCE SMALL-CAP GROWTH FUND
            A diversified fund seeking long-term capital appreciation


                        EATON VANCE SMALL-CAP VALUE FUND
                A diversified fund seeking long-term total return


                        EATON VANCE SPECIAL EQUITIES FUND
                  A diversified fund seeking growth of capital


                           EATON VANCE UTILITIES FUND
                  A diversified fund seeking high total return


                                Prospectus Dated
                                   May 1, 2003





The Securities and Exchange Commission has not approved or disapproved these Securities or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


            This Prospectus contains important information about the
                Funds and the services available to Shareholders.
                          Please save it for reference.

TABLE OF CONTENTS

Fund Summaries................................................................ 3

  Performance Information: ................................................... 6

    Balanced Fund............................................................. 6

    Large-Cap Value Fund...................................................... 7

    Small-Cap Growth Fund .................................................... 8

    Special Equities Fund..................................................... 9

    Utilities Fund............................................................10

  Fund Fees and Expenses......................................................11

Investment Objectives & Principal Policies and Risks..........................13

Management and Organization...................................................16

Valuing Shares................................................................18

Purchasing Shares.............................................................18

Sales Charges.................................................................18

Redeeming Shares..............................................................20

Shareholder Account Features..................................................21

Tax Information...............................................................22

Financial Highlights..........................................................23

  Balanced Fund...............................................................23

  Large-Cap Core Fund.........................................................25

  Large-Cap Value Fund........................................................26

  Small-Cap Growth Fund.......................................................27

  Small-Cap Value Fund .......................................................28

  Special Equities Fund.......................................................29

  Utilities Fund..............................................................30

FUND SUMMARIES

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow. Because Large-Cap Core Fund and Small-Cap Value Fund do not have a full calendar year of operations, no performance information is provided for those funds.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

Eaton Vance Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 75% of its net assets in a diversified portfolio of common stocks of seasoned companies and between 25% and 50% of its net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities, mortgage-backed and asset-backed securities, and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets.

When choosing common stocks, the portfolio manager generally seeks to invest in growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. The portfolio managers rely on the investment adviser's research staff in making investment decisions, and will generally sell a security when the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.

Eaton Vance Large-Cap Core Fund. Large-Cap Core Fund's investment objective is to seek total return. Under normal circumstances, the Fund invests at least 80% of its net assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index ("S&P 500"). The Fund seeks to invest primarily in companies with above-average growth and financial strength. The Fund intends to manage portfolio risk by maintaining broad diversification among its holdings and by utilizing fundamental analysis of risk/return characteristics in securities selection.

In making investment decisions, the portfolio managers rely upon the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as quality of business franchises, financial strength, management capabilities and integrity, growth potential and valuation). Many of these considerations are subjective. The portfolio managers may sell a stock when they believe it is fully valued, the fundamentals of a company deteriorate, management fails to execute its strategy or to pursue more attractive investment options.

Eaton Vance Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to provide growth of principal and income. The Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that in the opinion of the investment adviser are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund may invest in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income.

In making investment decisions, the portfolio manager relies upon the information provided by, and the expertise of, the investment adviser's research staff. In selecting stocks, the portfolio manager considers, among other factors, a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. The portfolio manager will generally sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

Eaton Vance Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The portfolio manager generally considers small-cap companies to be those companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index ("S&P 600"). The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

In making investment decisions, the portfolio manager relies upon the information provided by, and the expertise of, the investment adviser's research staff. The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The manager generally will sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment opportunities.

Eaton Vance Small-Cap Value Fund. Small-Cap Value Fund's investment objective is to seek long-term total return. The Fund invests in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the S&P 600. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio manager considers (among other factors) a company's earnings or cash flow capabilities, the strength of the company's business franchises, the strength of management and estimates of the company's net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation or the company's fundamentals deteriorate.

Eaton Vance Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that substantially exceeds the average of all publicly traded companies in the United States.

Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the S&P 600, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. The manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The portfolio manager will generally sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities. The Fund normally invests at least 80% of its net assets in equity securities.

Eaton Vance Utilities Fund. Utilities Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers. The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of its net assets in lower rated fixed-income securities).

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The portfolio manager relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the investment adviser's price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

Common Practices. Each Fund may invest up to 25% of its total assets in foreign securities. Each Fund may at times engage in derivatives transactions (such as futures contracts and options, forward currency exchange contracts, covered short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund currently invests its assets in one or more separate registered investment companies with the same objective and policies as the Fund.

Principal Risk Factors

The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of a Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because each Fund may invest a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose a

Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.


Because Balanced Fund, Large-Cap Value Fund and Utilities Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. Unscheduled prepayments of mortgage-backed or asset-backed securities held by Balanced Fund may result in a loss of income if the proceeds are invested in lower yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of a default.


Shares of Small-Cap Growth Fund, Small-Cap Value Fund and Special Equities Fund are sensitive to factors affecting small and emerging companies. The securities of such companies are subject to greater price fluctuation and investment risk than securities of more established companies. Some of these companies are in market sectors (such as the technology and health care sectors) that historically have been more volatile than other market sectors. Value stocks held by Large-Cap Value Fund and Small-Cap Value Fund may not achieve their expected financial potential.

Utilities Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments (including those associated with nuclear energy). Securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.


No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                            Eaton Vance Balanced Fund


Performance Information. The following bar chart and table provide information about Balanced Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

11.19%  -1.81%  29.69%  13.61%  21.60%  13.43%  1.45%   -0.11%  -2.36%  -14.70%
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class A was 15.63% for the quarter ended December 31, 2001, and the lowest quarterly return was -14.59% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was -1.80%.

                                                                                                 One         Five          Ten
 Average Annual Total Return as of December 31, 2002                                            Year         Years        Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                                   -19.60%      -2.03%        5.85%
 Class A Return After Taxes on Distributions                                                   -19.89%      -4.26%        2.92%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares                    -12.00%      -1.71%        3.94%
 Class B Return Before Taxes                                                                   -19.60%      -1.94%        5.59%
 Class C Return Before Taxes                                                                   -16.24%      -1.68%        5.30%
 Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)              -22.09%      -0.58%        9.34%
 Lehman Brothers U.S. Government/Credit Index (reflects no deductions for fees, expenses or
 taxes)                                                                                         11.04%       7.55%        7.51%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to November 2, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The Lehman Brothers U.S. Government/Credit Index is a diversified, unmanaged index of corporate and U.S. government bonds. Investors cannot invest directly in an Index. (Source for S&P 500 and Lehman Brothers U.S. Government/Credit Index:
Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Large-Cap Value Fund

Performance Information. The following bar chart and table provide information about Large-Cap Value Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

4.19%   -4.12%  32.76%  20.20%  30.93%  21.81%  3.40%   14.76%  1.73%   -15.78%
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class A was 17.93% for the quarter ended December 31, 1998, and the lowest quarterly return was -15.60% for the quarter ended September 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was -5.28%.

                                                                                         One            Five             Ten
 Average Annual Total Return as of December 31, 2002                                     Year           Years           Years
----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                           -20.64%          3.14%           9.32%
 Class A Return After Taxes on Distributions                                           -20.96%          1.57%           6.26%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares            -12.65%          2.35%           6.56%
 Class B Return Before Taxes                                                           -20.58%          3.25%           8.97%
 Class C Return Before Taxes                                                           -17.18%          3.52%           8.74%
 Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)      -22.09%         -0.58%           9.34%
 Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)         -15.52%          1.16%          10.80%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 17, 1994 and November 4, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The Russell 1000 Value Index ("Russell 1000") is a broad-based, unmanaged index of value stocks. The Russell 1000 is included in the table because it reflects the performance of certain value stocks. Investors cannot invest directly in an Index. (Source for S&P 500 and Russell 1000: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Small-Cap Growth Fund

Performance Information. The following bar chart and table provide information about Small-Cap Growth Fund's performance. The returns in the bar chart are for Class A shares for the calendar years through December 31, 2002 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

Due to the Fund's relatively small size in 1999, its performance for that year benefited significantly from participation in certain initial public offerings. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

15.16%  109.14% 2.83%   -24.17% -33.92%
----    ----    ----    ----    ----
1998    1999    2000    2001    2002

During the period from December 31, 1997 through December 31, 2002, the highest quarterly total return for Class A was 59.81% for the quarter ended December 31, 1999, and the lowest quarterly total return was -32.06% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was -3.52%.

                                                                                          One            Five           Life of
 Average Annual Total Return as of December 31, 2002                                      Year           Years           Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                            -37.74%          3.18%           5.43%
 Class A Return After Taxes on Distributions                                            -37.74%          0.80%           2.73%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares             -23.17%          2.61%           4.10%
 Class B Return Before Taxes                                                            -38.18%          3.80%           6.10%
 Class C Return Before Taxes                                                            -35.09%          4.25%           6.35%
 Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or
 taxes)                                                                                 -14.63%          2.44%           5.76%
 Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)         -30.26%         -6.59%          -4.03%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class B and Class C performance shown above for the period prior to May 7, 2002 and May 3, 2002, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the Classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. Class A commenced operations on January 2, 1997. Life of Fund returns are calculated from January 31, 1997. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth Index ("Russell 2000") is an unmanaged market capitalization weighted index of 2,000 small company stocks. The Russell 2000 is included in the table because it reflects the performance of a larger universe of small-cap growth stocks than the S&P 600. Investors cannot invest directly in an Index. (Source for S&P 600 and Russell 2000: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Special Equities Fund

Performance Information. The following bar chart and table provide information about Special Equities Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

1.14%   -9.60%  23.31%  23.76%  14.18%  15.82%  42.92%  -9.15%  -23.83% -32.88%
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class A was 30.33% for the quarter ended December 31, 2001, and the lowest quarterly return was -32.14% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was -3.72%.

                                                                                          One            Five             Ten
 Average Annual Total Return as of December 31, 2002                                      Year           Years           Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                            -36.78%         -6.33%           1.40%
 Class A Return After Taxes on Distributions                                            -36.78%         -8.11%          -1.48%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares             -22.58%         -4.12%           1.02%
 Class B Return Before Taxes                                                            -36.67%         -6.07%           0.65%
 Class C Return Before Taxes                                                            -34.04%         -5.70%           0.76%
 Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or
 taxes)                                                                                 -14.63%          2.44%           9.71%
 Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)         -30.26%         -6.59%           2.62%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 22, 1994 and November 17, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 is an unmanaged market capitalization weighted index of 2,000 small company stocks. The Russell 2000 is included in the table because it reflects the performance of a larger universe of small-cap stocks than the S&P 600. Investors cannot invest directly in an Index. (Source for S&P 600 and Russell 2000: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                           Eaton Vance Utilities Fund

Performance Information. The following bar chart and table provide information about Utilities Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of certain domestic utilities stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

9.49%   -12.28% 27.54%  7.00%   16.18%  23.79%  40.76%  6.48%   -18.93% -12.50%
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class A was 23.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -15.70% for the quarter ended September 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was -4.27%.

                                                                                           One            Five            Ten
 Average Annual Total Return as of December 31, 2002                                       Year           Years          Years
-----------------------------------------------------------------------------------------------------------------------------------
 Class A Return Before Taxes                                                             -17.51%          4.39%          6.57%
 Class A Return After Taxes on Distributions                                             -18.42%          1.68%          3.45%
 Class A Return After Taxes on Distributions and the Sale of Class A Shares              -10.75%          3.34%          4.40%
 Class B Return Before Taxes                                                             -17.49%          4.55%          7.00%
 Class C Return Before Taxes                                                             -14.09%          4.82%          6.78%
 Standard & Poor's 500 Utilities Index (reflects no deductions for fees, expenses or
 taxes)                                                                                  -29.99%         -4.41%          3.42%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to November 1, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The Standard & Poor's 500 Utilities Index ("S&P Utilities") is an unmanaged index of certain utilities stocks. Investors cannot invest directly in an Index. (Source of S&P Utilities: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees (fees paid directly from your investment)                                 Class A  Class B   Class C
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering price)                             5.75%    None      None
 Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net
 asset value at time of purchase or time of redemption)                                      None     5.00%     1.00%
 Maximum Sales Charge (Load) Imposed on Reinvested Distributions                             None     None      None
 Exchange Fee                                                                                None     None      None


Annual Fund Operating Expenses
for Balanced Fund, Large-Cap Core
Fund, Large-Cap Value Fund, Small-
Cap Value Fund & Special Equities
Fund (expenses that are deducted      Management      Distribution and            Other         Total Annual Fund
from Fund and Portfolio assets)          Fees       Service (12b-1) Fees        Expenses*       Operating Expenses
------------------------------------------------------------------------------------------------------------------------
Balanced Fund          Class A shares   0.625%              n/a                   0.605%               1.23%
                       Class B shares   0.625%             1.00%                  0.355%               1.98%
                       Class C shares   0.625%             1.00%                  0.355%               1.98%
Large-Cap Core Fund**  Class A shares   0.800%              n/a                   0.600%               1.40%
                       Class B shares   0.800%             1.00%                  0.350%               2.15%
                       Class C shares   0.800%             1.00%                  0.350%               2.15%
Large-Cap Value Fund   Class A shares   0.625%              n/a                   0.505%               1.13%
                       Class B shares   0.625%             1.00%                  0.255%               1.88%
                       Class C shares   0.625%             1.00%                  0.255%               1.88%
Small-Cap Value Fund** Class A shares   1.150%              n/a                   0.600%               1.75%
                       Class B shares   1.150%             1.00%                  0.350%               2.50%
                       Class C shares   1.150%             1.00%                  0.350%               2.50%
Special Equities Fund  Class A shares   0.625%              n/a                   0.885%               1.51%
                       Class B shares   0.625%             1.00%                  0.635%               2.26%
                       Class C shares   0.625%             1.00%                  0.635%               2.26%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.

** Other Expenses is estimated.

 Annual Operating Expenses for Small-Cap Growth Fund
 (expenses that are deducted from Fund and Portfolio assets)     Class A        Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                  0.75%          0.75%           0.75%
 Distribution and Service (12b-1) Fees                             n/a           1.00%           1.00%
 Other Expenses*                                                  2.11%          2.35%           2.28%
                                                              ----------     ----------     -----------
 Total Annual Fund Operating Expenses                             2.86%          4.10%           4.03%
 Expense Reimbursement**                                         (0.86%)        (1.35%)         (1.28%)
                                                              ----------     ----------     -----------
 Total Fund Operating Expenses (net waiver)                       2.00%          2.75%           2.75%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.

** For the fiscal year ending December 31, 2003, the investment adviser and/or administrator will reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 2.00% for Class A shares and 2.75% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time.

 Annual Operating Expenses for Utilities Fund
 (expenses that are deducted from Fund and Portfolio assets)     Class A        Class B         Class C
-----------------------------------------------------------------------------------------------------------
 Management Fees                                                  0.75%          0.75%          0.75%
 Distribution and Service (12b-1) Fees                             n/a           1.00%          1.00%
 Other Expenses*                                                  0.49%          0.24%          0.24%
                                                              ----------     ----------     -----------
 Total Annual Fund Operating Expenses                             1.24%          1.99%          1.99%
 Management Fee Waiver**                                         (0.10%)        (0.10%)        (0.10%)
                                                              ----------     ----------     -----------
 Total Fund Operating Expenses (net waiver)                       1.14%          1.89%          1.89%

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.

** The investment adviser has agreed to reduce the advisory fee to 0.65% annually on average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on net assets of $1 billion or more. This fee reduction is expected to continue indefinitely.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               1 Year         3 Years          5 Years         10 Years
-----------------------------------------------------------------------------------------------------------
Balanced Fund           Class A shares          $693            $943            $1,212          $1,978
                        Class B shares          $701            $1,021          $1,268          $2,306
                        Class C shares          $301            $621            $1,068          $2,306
Large-Cap Core Fund     Class A shares          $709            $993            $1,297          $2,158
                        Class B shares          $718            $1,073          $1,354          $2,292
                        Class C shares          $318            $673            $1,154          $2,483
Large-Cap Value Fund    Class A shares          $684            $913            $1,161          $1,871
                        Class B shares          $691            $991            $1,216          $2,201
                        Class C shares          $291            $591            $1,016          $2,201
Small-Cap Growth Fund   Class A shares          $766            $1,334          $1,925          $3,519
                        Class B shares          $778            $1,524          $2,185          $3,943
                        Class C shares          $378            $1,124          $1,985          $4,207
Small-Cap Value Fund    Class A shares          $743            $1,094          $1,469          $2,519
                        Class B shares          $753            $1,179          $1,531          $2,652
                        Class C shares          $353            $779            $1,331          $2,836
Special Equities Fund   Class A shares          $720            $1,025          $1,351          $2,273
                        Class B shares          $729            $1,106          $1,410          $2,595
                        Class C shares          $329            $706            $1,210          $2,595
Utilities Fund          Class A shares          $685            $916            $1,167          $1,881
                        Class B shares          $692            $994            $1,221          $2,212
                        Class C shares          $292            $594            $1,021          $2,212

You would pay the following expenses if you did not redeem your shares:

                                               1 Year         3 Years          5 Years         10 Years
-----------------------------------------------------------------------------------------------------------
Balanced Fund           Class A shares          $693            $943            $1,212          $1,978
                        Class B shares          $201            $621            $1,068          $2,306
                        Class C shares          $201            $621            $1,068          $2,306
Large-Cap Core Fund     Class A shares          $709            $993            $1,297          $2,158
                        Class B shares          $218            $673            $1,154          $2,292
                        Class C shares          $218            $673            $1,154          $2,483
Large-Cap Value Fund    Class A shares          $684            $913            $1,161          $1,871
                        Class B shares          $191            $591            $1,016          $2,201
                        Class C shares          $191            $591            $1,016          $2,201
Small-Cap Growth Fund   Class A shares          $766            $1,334          $1,925          $3,519
                        Class B shares          $278            $1,124          $1,985          $3,943
                        Class C shares          $278            $1,124          $1,985          $4,207
Small-Cap Value Fund    Class A shares          $743            $1,094          $1,469          $2,519
                        Class B shares          $253            $779            $1,331          $2,652
                        Class C shares          $253            $779            $1,331          $2,836
Special Equities Fund   Class A shares          $720            $1,025          $1,351          $2,273
                        Class B shares          $229            $706            $1,210          $2,595
                        Class C shares          $229            $706            $1,210          $2,595
Utilities Fund          Class A shares          $685            $916            $1,167          $1,881
                        Class B shares          $192            $594            $1,021          $2,212
                        Class C shares          $192            $594            $1,021          $2,212

*Reflects the expenses of Class A after 8 years because Class B shares of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund generally convert to Class A shares after 8 years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks its investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund.

Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently invests in Capital Growth Portfolio and Investment Grade Income Portfolio. The investment objective of
Capital Growth Portfolio is to seek growth of capital and the investment objectives of Investment Grade Income Portfolio are to seek current income and total return. Each Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of a Portfolio's assets will be invested in any one industry.

Balanced Fund's allocation of assets to equity securities in Capital Growth Portfolio will generally not exceed 75% nor be less than 25% of its net assets. Capital Growth Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. The portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser's judgement of the issuer's current and projected financial performance. A portion of Capital Growth Portfolio's assets may consist of unseasoned issuers. Capital Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses.

Balanced Fund also allocates at least 25% of its net assets to fixed-income securities by investing in Investment Grade Income Portfolio, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities (including collateralized debt obligations). Mortgage-backed and asset-backed securities represent interests in a pool of assets, such as mortgage loans, car receivables or credit card receivables. Under normal circumstances, Investment Grade Income Portfolio will invest at least 80% of its net assets in investment grade securities, which are rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the investment adviser to be of comparable quality. Investment Grade Income Portfolio will limit investment in securities rated below investment grade (i.e., rated below BBB or Baa) to not more than 5% of Investment Grade Income Portfolio's total assets. Investment Grade Income Portfolio may also invest in repurchase agreements.

Capital Growth Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Large-Cap Core Fund. Large-Cap Core Fund's investment objective is to seek total return. The Fund currently invests in Large-Cap Core Portfolio. Large-Cap Core Portfolio invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Large-Cap
Core Portfolio normally invests at least 80% of its net assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the S&P 500.

Large-Cap Core Portfolio employs a "growth at a reasonable price" investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors. Portfolio risk is managed through diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Large-Cap Core Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to provide growth of principal and income. The Fund currently invests in Large-Cap Value Portfolio. Under normal circumstances, Large-Cap Value Portfolio primarily invests in value stocks of large-cap companies. Value stocks are common stocks that in the opinion of the investment adviser are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500. The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies.

Large-Cap Value Portfolio primarily invests in dividend-paying stocks. The Portfolio may also invest in convertible debt securities of any credit quality (including securities rated below investment grade). The Fund's ability to distribute income to shareholders, however, depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions. The Portfolio also may invest in non-income producing stocks. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Large-Cap Value Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. Small-Cap Growth Portfolio invests in a diversified portfolio of publicly traded stocks of small-cap companies that in the opinion of the investment adviser are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The portfolio manager generally considers small-cap companies to be those companies with market capitalizations within the range of capitalizations of companies included in the S&P 600. The Portfolio normally invests at least 80% of its net assets in equity securities of small-cap companies. The Portfolio may also invest in larger companies. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Small-Cap Growth Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Small-Cap Value Fund. Small-Cap Value Fund's investment objective is to seek long-term total return. The Fund currently invests in Small-Cap Value Portfolio. Small-Cap Value Portfolio normally invests primarily in value stocks of small-cap companies. Value stocks are common stocks that in the opinion of the investment adviser are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the S&P 600. Normally at least 80% of Small-Cap Value Portfolio's net assets will be invested in small-cap companies. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. Special Equities Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio have market capitalizations comparable to those of companies included in the S&P 600, but the Portfolio may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. Under normal circumstances, Special Equities Portfolio invests at least 80% of its net assets in equity securities. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Special Equities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Utilities Fund. Utilities Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund currently invests in Utilities Portfolio. Utilities Portfolio invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, Utilities Portfolio invests at least 80% of its net assets in equity securities of utilities. In recent years, dividend payments by certain utilities companies have grown more slowly than in the past (or have been reduced) due, in part, to industry deregulation (increasing price competition) and diversification into less established lines of business with greater capital requirements.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, satellite, cable, mobile communication and electronic communications. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by S&P or Baa by Moody's or below and unrated securities determined by the investment adviser to be of comparable quality. The Portfolio may also invest in non-income producing securities.

Utilities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Common Investment Practices. Each Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Investment Grade Income Portfolio will only invest in issuers located in developed countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to a Portfolio's 25% limitation on investing in foreign securities.

Investment Grade Income, Large-Cap Value and Utilities Portfolios may invest a portion of their assets in fixed-income and/or convertible debt securities that are, at the time of investment, rated Baa or lower by Moody's, or BBB or lower by S&P (so-called "junk bonds"). These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Many small-cap and emerging companies are in the early stages of their development, may be more dependent on fewer products, services or markets, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Smaller company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Value stocks held by Large-Cap Value Portfolio and Small-Cap Value Portfolio may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

Each Portfolio at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines, to enhance returns, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity swaps are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, the Portfolio may be forced to deliver stock to close a position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. None of the Portfolios will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets. For the fiscal year ended December 31, 2002, Eaton Vance waived the full amount of the administrative services fee payable by Small-Cap Growth Fund. For the period from the start of business of Small Cap Value Fund, June 28, 2002, to December 31, 2002, the administration fee amounted to $341. For the period from the start of business of Large-Cap Core Fund, September 9, 2002, to December 31, 2002, the administration fee amounted to $1,215. To reduce the net investment loss of Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Core Fund, EVM was allocated $75,236, $53,685 and $70,203, respectively of Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Core Fund's operating expenses during the foregoing periods. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds.

Capital Growth Portfolio and Investment Grade Income Portfolio. Under its investment advisory agreement with Capital Growth Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets up to and including $170 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $170 million. Under its investment advisory agreement with Investment Grade Income Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets up to and including $130 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $130 million. For the fiscal year ended December 31, 2002, Capital Growth Portfolio and Investment Grade Income Portfolio each paid BMR advisory fees equal to 0.625% of its average daily net assets.

Arieh Coll is the portfolio manager of Capital Growth Portfolio (since it commenced operations). Mr. Coll has been an Eaton Vance portfolio manager since January 2000 and is Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst (1989-1999).

Elizabeth S. Kenyon is the portfolio manager of Investment Grade Income Portfolio (since November 2001). Ms. Kenyon has been a fixed-income analyst and an institutional portfolio manager at Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Large-Cap Core Portfolio. Under its investment advisory agreement with Large-Cap Core Portfolio, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the period from the start of business, September 9, 2002, to December 31, 2002, Large-Cap Core Portfolio paid BMR advisory fees equal to 0.650% (annualized) of its average daily net assets.

Duncan W. Richardson and Lewis R. Piantedosi are the portfolio managers of Large-Cap Core Portfolio (since it commenced operations). Mr. Richardson has been an Eaton Vance portfolio manager for more than 5 years, is Senior Vice President and Chief Equity Investment Officer of Eaton Vance and BMR, and also manages other Eaton Vance portfolios. Mr. Piantedosi is a Vice President of Eaton Vance and BMR (since 2000) and has been an Equity Analyst at Eaton Vance since 1999. Prior to joining Eaton Vance, Mr. Piantedosi was a Partner, Portfolio Manager and Equity Analyst for Freedom Capital Management (1996-1999).

Large-Cap  Value  Portfolio.   Under  its  investment  advisory  agreement  with
Large-Cap Value Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2002, Large-Cap Value Portfolio paid BMR advisory fees equal to 0.625% of its average daily net assets.

Michael R. Mach is the portfolio manager of Large-Cap Value Portfolio (since January 2000). Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages another Eaton Vance portfolio. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998-1999).

Small-Cap Growth Portfolio. Under its advisory agreement with Small-Cap Growth Portfolio, BMR receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million. The fee is reduced on net assets of $500 million and over. For the fiscal year ended December 31, 2002, Small-Cap Growth Portfolio paid BMR advisory fees equal to 0.75% of its average daily net assets.

Edward E. Smiley, Jr. is the portfolio manager of Small-Cap Growth Portfolio (since inception). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is Vice President of Eaton Vance and BMR.

Small-Cap Value Portfolio. Under Small-Cap Value Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned subsidiary of Eaton Vance ("Fox"). BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the period from the start of business, June 28, 2002, to December 31, 2002, Small-Cap Value Portfolio paid BMR advisory fees equal to 1.00% (annualized) of its average daily net assets.

George C. Pierides is the portfolio manager of Small-Cap Value Portfolio (since it commenced operations). He is a Managing Director of Fox, manages other Fox and Eaton Vance investment portfolios and has been employed by Fox for more than 5 years.

Special Equities Portfolio. Under its investment advisory agreement with Special Equities Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2002, Special Equities Portfolio paid BMR advisory fees equal to 0.625% of its average daily net assets.

Edward E. Smiley, Jr. is the portfolio manager of Special Equities Portfolio (since November 1996). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is Vice President of Eaton Vance and BMR.

Utilities Portfolio. Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of the Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a reduction of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 2002, Utilities Portfolio paid BMR advisory fees equivalent to 0.65% of its average daily net assets.

Judith A. Saryan is the portfolio  manager of Utilities  Portfolio  (since March
1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Saryan was a portfolio manager and equity analyst for State Street Global Advisors (1980-1999).

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. Most debt securities are valued by an independent pricing service.

The investment adviser may use the fair value of a security if market prices are unavailable or if events occurring after the close of a securities market and before a Portfolio values its asset would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                          Sales Charge             Sales Charge             Dealer Commission
                                        as Percentage of        as Percentage of Net       as a Perdentage of
 Amount of Purchase                      Offering Price           Amount Invested            Offering Price
---------------------------------------------------------------------------------------------------------------
 Less than $50,000                           5.75%                      6.10%                   5.00%
 $50,000 but less than $100,000              4.75%                      4.99%                   4.00%
 $100,000 but less than $250,000             3.75%                      3.90%                   3.00%
 $250,000 but less than $500,000             3.00%                      3.09%                   2.50%
 $500,000 but less than $1,000,000           2.00%                      2.04%                   1.75%
 $1,000,000 or more                          0.00*                      0.00*                 See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Class B Conversion Feature. After eight years, Class B shares of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) at a rate of 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone        You can redeem up to $100,000 by calling the transfer  agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

Through an          Your investment  dealer is responsible for  transmitting the
Investment          order  promptly.  An investment  dealer may charge a fee for
Dealer              this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information from the Fund. From time to time, you may be mailed the following:

..Annual and Semiannual Reports, containing performance information and financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Utilities Fund pays dividends monthly, Balanced Fund and Large-Cap Value Fund pay dividends quarterly, and Large-Cap Core Fund, Small-Cap Growth Fund, Small-Cap Value Fund and Special Equities Fund pay dividends annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term capital gains. A portion of each Fund's income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). Information for Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities Fund and Utilities Fund has been audited by
PricewaterhouseCoopers LLP, independent accountants. Information for Large-Cap Core Fund and Small-Cap Value Fund has been audited by Deloitte & Touche LLP, independent accountants. The reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund (except Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value
Fund) began offering three classes of shares on January 1, 1998. Prior to that date, each such Fund offered only Class A shares, and Class B and Class C existed as separate Funds. Small-Cap Growth Fund began offering Class B and Class C shares on May 1, 2002. Prior to that date, Small-Cap Growth Fund offered only Class A shares. Large-Cap Core Fund and Small-Cap Value Fund have offered Class A, Class B and Class C shares since their operations commenced.

                                                                                 Balanced Fund
                                              ------------------------------------------------------------------------------
                                                                            Year Ended December 31,
                                              ------------------------------------------------------------------------------
                                                              2002(1)                              2001(1)(2)
                                              ------------------------------------------------------------------------------
                                                Class A       Class B      Class C    Class A       Class B      Class C
----------------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year           $  5.910      $11.050      $10.580    $  6.220      $11.580      $11.090
                                               --------      -------      -------    --------      -------      -------
 Income (loss) from operations
 Net investment income                         $  0.043      $ 0.006      $ 0.006    $  0.084      $ 0.078      $ 0.074
 Net realized and unrealized gain (loss)         (0.908)      (1.701)      (1.631)     (0.238)      (0.447)      (0.423)
                                               --------      -------      -------    --------      -------      -------
 Total income (loss) from operations           $ (0.865)     $(1.695)     $(1.625)   $ (0.154)     $(0.369)     $(0.349)
                                               --------      -------      -------    --------      -------      -------
 Less distributions
 From net investment income                    $ (0.049)     $(0.029)     $(0.029)   $ (0.095)     $(0.100)     $(0.100)
 From net realized gain                              --           --           --      (0.061)      (0.061)      (0.061)
 Tax return of capital                           (0.006)      (0.006)      (0.006)         --           --           --
                                               --------      -------      -------    --------      -------      -------
 Total distributions                           $ (0.055)     $(0.035)     $(0.035)   $ (0.156)     $(0.161)     $(0.161)
                                               --------      -------      -------    --------      -------      -------
 Net asset value - End of year                 $  4.990      $ 9.320      $ 8.920    $  5.910      $11.050      $10.580
                                               ========      =======      =======    ========      =======      =======
 Total return(3)                                 (14.70)%     (15.38)%     (15.40)%     (2.36)%      (3.13)%      (3.09)%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)       $123,816      $34,516      $ 6,938    $167,290      $43,303      $ 7,434
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                      1.23%        1.98%        1.98%       1.18%        1.93%        1.93%
  Net investment income                            0.81%        0.06%        0.06%       1.47%        0.72%        0.72%
 Portfolio turnover of Balanced Portfolio            --           --           --          --           --           --
 Portfolio turnover of Capital Growth Portfolio     231%         231%         231%        264%         264%        2.64%
 Portfolio turnover of Investment Grade
  Income Portfolio                                   55%          55%          55%         46%          46%          46%

                                                           Balanced Fund
                                           -------------------------------------------
                                                       Year Ended December 31,
                                           -------------------------------------------
                                                              2000(1)
                                           -------------------------------------------
                                                Class A       Class B      Class C
                                           -------------------------------------------
 Net asset value - Beginning of year         $   7.920        $13.410      $12.900
                                             ---------        -------      -------
 Income (loss) from operations
 Net investment income                       $   0.161        $ 0.172       $0.164
 Net realized and unrealized gain (loss)        (0.162)        (0.298)      (0.280)
                                             ---------        -------      -------
 Total income (loss) from operations         $  (0.001)       $(0.126)     $(0.116)
                                             ---------        -------      -------
 Less distributions
 From net investment income                  $  (0.160)       $(0.165)     $(0.155)
 From net realized gain                         (1.539)        (1.539)      (1.539)
 Tax return of capital                              --             --           --
                                             ---------        -------      -------
 Total distributions                         $  (1.699)       $(1.704)     $(1.694)
                                             ---------        -------      -------
 Net asset value - End of year               $  6.220         $11.580      $11.090
                                             ========         =======      =======
 Total return(3)                                (0.11)%         (1.00)%      (0.97)%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)     $205,944         $50,818      $11,994
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                    1.11%           1.89%        1.92%
  Net investment income                          2.10%           1.31%        1.30%
 Portfolio turnover of Balanced Portfolio          60%(5)          60%(5)       60%(5)
 Portfolio turnover of Capital Growth Portfolio   271%(6)         271%(6)      271%(6)
 Portfolio turnover of Investment Grade
  Income Portfolio                                 47%(6)          47%(6)       47%(6)

                                                   (See footnotes on last page.)

                                                                         Balanced Fund
                                            ---------------------------------------------------------------------
                                                                    Year Ended December 31,
                                            ---------------------------------------------------------------------
                                                            1999(1)                          1998
                                            ---------------------------------------------------------------------
                                              Class A      Class B     Class C    Class A   Class B    Class C
-----------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year         $  8.140     $13.680      $13.170   $  8.700   $13.680    $13.240
                                             --------     -------      -------   --------   -------    -------
 Income (loss) from operations
 Net investment income                       $  0.195     $ 0.221      $ 0.205   $  0.226   $ 0.231    $ 0.216
 Net realized and unrealized
 gain (loss)                                   (0.080)     (0.121)      (0.130)     0.901     1.451      1.401
                                             --------     -------      -------   --------   -------    -------
 Total income (loss) from operations
                                             $  0.115     $ 0.100      $ 0.075   $  1.127   $ 1.682    $ 1.617
                                             --------     -------      -------   --------   -------    -------
 Less distributions
 From net investment income                  $ (0.200)    $(0.235)     $(0.210)  $ (0.220)  $(0.215)   $(0.220)
 From net realized gain                        (0.135)     (0.135)      (0.135)    (1.467)   (1.467)    (1.467)
                                             --------     -------      -------   --------   -------    -------
 Total distributions                         $ (0.335)    $(0.370)     $(0.345)  $ (1.687)  $(1.682)   $(1.687)
                                             --------     -------      -------   --------   -------    -------
 Net asset value - End of year               $  7.920     $13.410      $12.900   $  8.140   $13.680    $13.170
                                             ========     =======      =======   ========   =======    =======
 Total return(3)                                 1.45%       0.74%        0.58%     13.43%    12.59%     12.51%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)     $244,507     $67,207      $10,584   $270,277   $72,836    $10,742
 Ratios (as a percentage of average daily
 net assets):
  Expenses(4)                                    0.97%       1.78%        1.84%      0.98%     1.81%      1.85%
  Net investment income                          2.45%       1.64%        1.58%      2.45%     1.62%      1.58%
 Portfolio turnover of Balanced Portfolio          33%         33%          33%        49%       49%        49%

                                                   (See footnotes on last page.)

                                                                     Large-Cap Core Fund
                                                 ----------------------------------------------------------
                                                                  Period Ended December 31,
                                                 ----------------------------------------------------------
                                                                            2002(7)
                                                 ----------------------------------------------------------
                                                         Class A            Class B           Class C
                                                 ----------------------------------------------------------
  Net asset value - Beginning of period                 $10.000            $10.000            $10.000
                                                        -------            -------            -------
  Income (loss) from operations
  Net investment income(1)                              $ 0.000(13)        $(0.021)           $(0.023)
  Net realized and unrealized gain                        0.030(9)           0.021(9)           0.033(9)
                                                        -------            -------            -------
  Total income from operations                          $ 0.030            $    --            $ 0.010
                                                        -------            -------            -------
  Net asset value - End of period                       $10.030            $10.000            $10.010
                                                        =======            =======            =======
  Total return(3)                                          0.30%              0.00%              0.10%

  Ratios/Supplemental Data+:
  Net assets, end of period (000's omitted)             $ 3,060            $ 1,595            $ 1,161
  Ratios (as a percentage of average daily
  net assets):
   Net expenses(4)                                         1.41%(12)          2.16%(12)         2.16%(12)
   Net expenses after custodian fee
    reduction(4)                                           1.40%(12)          2.15%(12)         2.15%(12)
   Net investment loss                                     0.00%(8)(12)      (0.67)%(12)       (0.71)%(12)
  Portfolio turnover of the Portfolio                        11%                11%               11%

+ The operating expenses of the Fund reflect a reimbursement of expenses by the administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                            10.08%(12)         10.83%(12)        10.83%(12)
   Expenses after custodian fee reduction(4)              10.07%(12)         10.82%(12)        10.82%(12)
   Net investment loss                                    (8.67)%(12)        (9.34)%(12)       (9.38)%(12)
  Net investment loss per share                         $(0.272)           $(0.293)          $(0.304)

                                                   (See footnotes on last page.)

                                                                           Large-Cap Value Fund
                                            -----------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                            -----------------------------------------------------------------------------
                                                              2002(1)                              2001(1)
                                            -----------------------------------------------------------------------------
                                                Class A       Class B      Class C    Class A      Class B     Class C
-------------------------------------------------------------------------------------------------------------------------

 Net asset value - Beginning of year           $ 14.530      $16.760      $13.330    $ 14.770     $16.970      $13.590
                                               --------      -------      -------    --------     -------      -------
 Income (loss) from operations
 Net investment income                         $  0.128      $ 0.033      $ 0.025    $  0.131     $ 0.035      $ 0.031
 Net realized and unrealized gain (loss)         (2.408)      (2.778)      (2.200)      0.100       0.116        0.068
                                               --------      -------      -------    --------     -------      -------
 Total income (loss) from operations           $ (2.280)     $(2.745)     $(2.175)   $  0.231     $ 0.151      $ 0.099
                                               --------      -------      -------    --------     -------      -------
 Less distributions
 From net investment income                    $ (0.140)     $(0.045)     $(0.035)   $ (0.125)    $(0.015)     $(0.013)
 From net realized gain                              --           --           --      (0.346)     (0.346)      (0.346)
                                               --------      -------      -------    --------     -------      -------
 Total distributions                           $ (0.140)     $(0.045)     $(0.035)   $ (0.471)    $(0.361)     $(0.359)
                                               --------      -------      -------    --------     -------      -------
 Net asset value - End of year                 $ 12.110      $13.970      $11.120    $ 14.530     $16.760      $13.330
                                               ========      =======      =======    ========     =======      =======
 Total return(3)                                 (15.78)%     (16.41)%     (16.35)%      1.73%       1.00%        0.86%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)       $184,446      $88,907      $42,950    $177,660     $72,891      $24,396
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                      1.13%        1.88%        1.88%       1.13%       1.88%        1.88%
  Net investment income (loss)                     0.97%        0.21%        0.21%       0.91%       0.21%        0.24%
 Portfolio turnover of the Portfolio                181%         181%         181%         78%         78%          78%

                                                      Large-Cap Value Fund
                                           ----------------------------------------
                                                    Year Ended December 31,
                                           ----------------------------------------
                                                            2000(1)
                                           ----------------------------------------
                                               Class A      Class B       Class C
                                           ----------------------------------------
 Net asset value - Beginning of year          $ 14.390     $16.340        $13.370
                                              --------     -------        -------
 Income (loss) from operations
 Net investment income                        $  0.114     $ 0.004        $ 0.003
 Net realized and unrealized gain (loss)         1.835       2.105          1.696
                                              --------     -------        -------
 Total income (loss) from operations          $  1.949     $ 2.109        $ 1.699
                                              --------     -------        -------
 Less distributions
 From net investment income                   $ (0.090)    $    --        $    --
 From net realized gain                         (1.479)     (1.479)        (1.479)
                                              --------     -------        -------
 Total distributions                          $ (1.569)    $(1.479)       $(1.479)
                                              --------     -------        -------
 Net asset value - End of year                $ 14.770     $16.970        $13.590
                                              ========     =======        =======
 Total return(3)                                 14.76%      13.86%         13.87%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)      $147,800     $30,368        $ 6,246
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                     1.15%      1.94%           1.95%
  Net investment income (loss)                    0.82%      0.03%           0.02%
 Portfolio turnover of Portfolio                   163%       163%            163%

                                                                        Large-Cap Value Fund
                                              ------------------------------------------------------------------------
                                                                       Year Ended December 31,
                                              ------------------------------------------------------------------------
                                                             1999(1)                             1998
                                              ------------------------------------------------------------------------
                                                Class A      Class B      Class C    Class A    Class B     Class C
----------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year            $ 16.050     $17.990      $15.110    $ 13.760   $15.400     $13.020
                                                --------     -------      -------    --------   -------     -------
 Income (loss) from operations
 Net investment income                          $  0.101     $(0.027)     $(0.029)   $  0.088   $(0.031)    $(0.033)
 Net realized and unrealized gain (loss)           0.363       0.416        0.328       2.879     3.218       2.715
                                                --------     -------      -------    --------   -------     -------
 Total income (loss) from operations            $  0.464     $ 0.389      $ 0.299    $  2.967   $ 3.187     $ 2.682
                                                --------     -------      -------    --------   -------     -------
 Less distributions
 From net investment income                     $ (0.085)    $    --      $    --    $ (0.090)  $(0.010)    $(0.005)
 From net realized gain                           (2.039)     (2.039)      (2.039)     (0.587)   (0.587)     (0.587)
                                                --------     -------      -------    --------   -------     -------
 Total distributions                            $ (2.124)    $(2.039)     $(2.039)   $ (0.677)  $(0.597)    $(0.592)
                                                --------     -------      -------    --------   -------     -------
 Net asset value - End of year                  $ 14.390     $16.340      $13.370    $ 16.050   $17.990     $15.110
                                                ========     =======      =======    ========   =======     =======
 Total return(3)                                    3.40%       2.58%        2.47%      21.81%    20.85%      20.77%
 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)         $139,219     $32,489      $ 5,208    $141,985   $26,708     $ 2,344
 Ratios (as a percentage of average daily
  net assets):
  Expenses(4)                                        1.08%       1.85%        1.90%       1.07%     1.90%       1.94%
  Net investment income (loss)                       0.62%      (0.15)%      (0.19)%      0.60%    (0.22)%     (0.24)%
 Portfolio turnover of the Portfolio                  126%        126%         126%         95%       95%         95%

                                                   (See footnotes on last page.)

                                                                          Small-Cap Growth Fund
                                ----------------------------------------------------------------------------------------------------
                                                                          Year Ended December 31,
                                ----------------------------------------------------------------------------------------------------
                                                          2002(1)                 2001(1)    2000(1)     1999       1998(1)
                                ----------------------------------------------------------------------------------------------------
                                            Class A   Class B(14)  Class C(14)   Class A     Class A    Class A     Class A
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year         $14.180    $10.000     $10.000      $18.700     $22.630    $12.440     $10.830
                                             -------    -------     -------      -------     -------    -------     -------
 Income (loss) from operations
 Net investment income                       $(0.189)   $(0.134)    $(0.129)     $(0.192)    $(0.303)    $0.034     $ 0.028
 Net realized and unrealized gain (loss)      (4.621)    (2.066)     (2.281)      (4.328)      1.781(9)  13.149       1.612
                                             -------    -------     -------      -------     -------    -------     -------
 Total income (loss) from operations         $(4.810)   $(2.200)    $(2.410)%    $(4.520)    $ 1.478    $13.183     $ 1.640
                                             -------    -------     -------      -------     -------    -------     -------
 Less distributions
 From net investment income                  $    --    $    --     $    --      $    --     $    --    $(0.028)    $(0.030)
 From net realized gain                           --         --          --           --      (5.408)    (2.965)         --
                                             -------    -------     -------      -------     -------    -------     -------
 Total distributions                         $    --    $    --     $    --      $    --     $(5.408)   $(2.993)    $(0.030)
                                             -------    -------     -------      -------     -------    -------     -------
 Net asset value - End of year               $ 9.370    $ 7.800     $ 7.590      $14.180     $18.700    $22.630     $12.440
                                             =======    =======     =======      =======     =======    =======     =======
 Total return(3)                              (33.92)%   (22.00)%    (24.10)%     (24.17)%      2.83%    109.14%      15.16%

 Ratios/Supplemental Data+:
 Net assets, end of year (000's omitted)     $ 9,426    $   459     $ 1,118      $ 9,551     $ 2,669    $   738     $   368
 Ratios (as a percentage of average daily
 net assets):
  Net expenses(4)                               2.00%      2.75%(12)   2.75%(12)    1.70%       1.89%      0.23%       0.13%
  Net expenses after custodian fee
   reduction(4)                                 2.00%      2.75%(12)   2.75%(12)    1.70%       1.70%        --          --
  Net investment income (loss)                 (1.74)%    (2.56)%(12) (2.53)%(12)  (1.36)%     (1.34)%     0.22%       0.25%
 Portfolio turnover of the Portfolio             225%       225%        225%         117%         89%(11)    --          --
 Portfolio turnover of the Fund(10)               --         --          --           --          93%       149%        122%

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, a waiver and/or reimbursement of expenses by the administrator and/or an allocation of expenses to the investment adviser. had such actions not been taken, the ratios and net investment loss per share would have been as follows:

 Ratios (as a percentage of average daily
 net assets):
  Expenses(4)                                   2.86%      4.10%(12)   4.03%(12)    2.76%       7.24%      7.79%       9.93%
  Expenses after custodian fee reduction(4)     2.86%      4.10%(12)   4.03%(12)    2.76%       7.05%      7.56%       9.81%
  Net investment loss                          (2.60)%    (3.91)%(12) (3.81)%(12)  (2.43)%     (6.69)%    (7.34)%     (9.56)%
 Net investment loss per share               $(0.282)   $(0.205)    $(0.194)     $(0.342)    $(5.510)   $(1.094)    $(1.300)

                                                   (See footnotes on last page.)

                                                                     Small-Cap Value Fund
                                                 ------------------------------------------------------------
                                                                   Period Ended December 31,
                                                 ------------------------------------------------------------
                                                                         2002(1((15)
                                                 ------------------------------------------------------------
                                                         Class A           Class B            Class C
                                                 ------------------------------------------------------------
  Net asset value - Beginning of period                 $10.000            $10.000            $10.000
                                                        -------            -------            -------
  Income (loss) from operations
  Net investment loss                                   $(0.023)           $(0.058)           $(0.060)
  Net realized and unrealized loss                       (0.897)(9)         (0.602)(9)         (0.620)(9)
                                                        -------            -------            -------
  Total income from operations                          $(0.920)           $(0.660)           $(0.680)
                                                        -------            -------            -------
  Net asset value - End of period                       $ 9.080            $ 9.340            $ 9.320
                                                        =======            =======            =======
  Total return(3)                                         (9.20)%            (6.60)%            (6.80)%

  Ratios/Supplemental Data+:
  Net assets, end of period (000's omitted)             $ 1,742            $   255            $    91
  Ratios (as a percentage of average daily
  net assets):
   Net expenses(4)                                         1.75%(12)          2.50%(12)          2.50%(12)
   Net investment loss                                    (0.51)%(12)        (1.30)%(12)        (1.31)%(12)
  Portfolio turnover of the Portfolio                         2%                 2%                 2%

+ The operating expenses of the Fund and the Portfolio reflect an allocation of expenses to the investment adviser and administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                            37.05%(12)         37.80%(12)         37.80%(12)
   Net investment loss                                   (35.81)%(12)       (36.60)%(12)       (36.61)%(12)
  Net investment loss per share                         $(1.615)           $(1.633)           $(1.677)

                                                   (See footnotes on last page.)

                                                                     Special Equities Fund
                                        ------------------------------------------------------------------------------
                                                                     Year Ended December 31,
                                        ------------------------------------------------------------------------------
                                                         2002(1)                               2001(1)
                                        ------------------------------------------------------------------------------
                                            Class A      Class B      Class C     Class A      Class B      Class C
----------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year        $ 5.200      $12.120      $ 8.420     $ 6.850      $16.050      $11.160
                                            -------      -------      -------     -------      -------      -------
 Income (loss) from operations
 Net investment loss                        $(0.052)     $(0.191)     $(0.132)    $(0.058)     $(0.230)     $(0.158)
 Net realized and unrealized gain (loss)     (1.658)      (3.849)      (2.678)     (1.575)      (3.683)      (2.565)
                                            -------      -------      -------     -------      -------      -------
 Total income (loss) from operations        $(1.710)     $(4.040)     $(2.810)    $(1.633)     $(3.913)     $(2.723)
                                            -------      -------      -------     -------      -------      -------
 Less distributions
 From net realized gain                     $    --           --           --     $(0.017)     $(0.017)     $(0.017)
                                            -------      -------      -------     -------      -------      -------
 Total distributions                        $    --           --           --     $(0.017)     $(0.017)     $(0.017)
                                            -------      -------       ------     -------      -------      -------
 Net asset value - End of year              $ 3.490      $ 8.080      $ 5.610     $ 5.200      $12.120      $ 8.420
                                            =======      =======      =======     =======      =======      =======
 Total return(3)                             (32.88)%     (33.33)%     (33.37)%    (23.83)%     (24.38)%     (24.40)%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)    $41,575      $ 5,066       $ 3,824    $68,770      $ 8,046      $ 5,338
 Ratios (as a percentage of average daily
 net assets):
  Expenses(4)                                  1.51%        2.26%         2.26%      1.29%        2.04%        2.04%
  Net investment loss                         (1.26)%      (2.01)%       (2.01)%    (1.07)%      (1.82)%      (1.83)%
 Portfolio turnover of the Portfolio            188%         188%          188%        92%          92%          92%

                                                     Special Equities Fund
                                           ----------------------------------------
                                                    Year Ended December 31,
                                           ----------------------------------------
                                                            2000(1)
                                           ----------------------------------------
                                              Class A      Class B       Class C
                                           ----------------------------------------
 Net asset value - Beginning of year          $ 9.390     $19.670        $14.220
                                              -------     -------        -------
 Income (loss) from operations
 Net investment loss                          $(0.059)    $(0.286)       $(0.202)
 Net realized and unrealized gain (loss)       (0.500)     (1.353)        (0.877)
                                              -------     -------        -------
 Total income (loss) from operations          $(0.559)    $(1.639)       $(1.079)
                                              -------     -------        -------
 Less distributions
 From net investment gain                     $(1.981)    $(1.981)       $(1.981)
                                              -------     -------        -------
 Total distributions                          $(1.981)    $(1.981)       $(1.981)
                                              -------     -------        -------
 Net asset value - End of year                $ 6.850     $16.050        $11.160
                                              =======     =======        =======
 Total return(3)                                (9.15)%     (9.90)%        (9.74)%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)      $89,183     $10,753        $ 4,451
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                    1.18%       1.98%          2.01%
  Net investment loss                           (0.66)%     (1.46)%        (1.49)%
 Portfolio turnover of Portfolio                  136%        136%           136%

                                                                    Special Equities Fund
                                        -------------------------------------------------------------------------
                                                                   Year Ended December 31,
                                        -------------------------------------------------------------------------
                                                         1999(1)                             1998
                                        -------------------------------------------------------------------------
                                           Class A       Class B      Class C    Class A    Class B     Class C
-----------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year      $  7.500      $14.820      $11.000    $ 6.990    $13.320     $ 9.960
                                          --------      -------      -------    -------    -------     -------
 Income (loss) from operations
 Net investment income loss               $ (0.060)     $(0.245)     $(0.183)   $(0.055)   $(0.162)    $(0.241)
 Net realized and unrealized gain (loss)     3.064        6.209        4.517      1.126      2.223       1.842
                                          --------      -------      -------    -------    -------     -------
 Total income (loss) from operations      $  3.004      $ 5.964      $ 4.334    $ 1.071    $ 2.061     $ 1.601
                                          --------      -------      -------    -------    -------     -------
 Less distributions
 From net investment income               $ (1.114)     $(1.114)     $(1.114)   $(0.561)   $(0.561)    $(0.561)
                                          --------      -------      -------    -------    -------     -------
 From net realized gain                     (1.114)      (1.114)      (1.114)    (0.561)    (0.561)     (0.561)
                                          --------      -------      -------    -------    -------     -------
 Total distributions                      $  9.390      $19.670      $14.220    $ 7.500    $14.820     $11.000
                                          ========      =======      =======    =======    =======     =======
 Net asset value - End of year               42.30%       41.36%       40.90%     15.82%     15.74%      16.44%
 Total return(3)

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)  $100,009      $ 6,508      $ 1,219    $73,896    $ 3,946     $   709
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                 1.21%        2.01%        2.04%      1.23%      2.09%       2.11%
  Net investment income loss                 (0.77)%      (1.57)%      (1.61)%    (0.76)%    (1.25)%     (1.24)%
 Portfolio turnover of the Portfolio           103%         103%         103%       116%       116%        116%

                                                   (See footnotes on last page.)

                                                                               Utilities Fund
                                             ---------------------------------------------------------------------------------
                                                                           Year Ended December 31,
                                             ---------------------------------------------------------------------------------
                                                               2002(1)                                 2001(1)
                                             ---------------------------------------------------------------------------------
                                                Class A       Class B       Class C     Class A       Class B      Class C
------------------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year           $  7.740       $ 9.440       $10.200     $ 10.060      $12.180      $13.130
                                               --------       -------       -------     --------      -------      -------
 Income (loss) from operations
 Net investment income                         $  0.207       $ 0.189       $ 0.204     $  0.141      $ 0.092      $ 0.099
 Net realized and unrealized gain (loss)         (1.174)       (1.439)       (1.549)      (1.997)      (2.423)      (2.620)
                                               --------       -------       -------     --------      -------      -------
 Total income (loss) from operations           $ (0.967)      $(1.250)      $(1.345)    $ (1.856)     $(2.331)     $(2.521)
                                               --------       -------       -------     --------      -------      -------
 Less distributions
 From net investment income                    $ (0.193)      $(0.180)      $(0.185)    $ (0.155)     $(0.100)     $(0.100)
 From net realized gain                              --            --            --       (0.309)      (0.309)      (0.309)
                                               --------       -------       -------     --------      -------      -------
 Total distributions                           $ (0.193)      $(0.180)      $(0.185)    $ (0.464)     $(0.409)     $(0.409)
                                               --------       -------       -------     --------      -------      -------
 Net asset value - End of year                 $  6.580       $ 8.010       $ 8.670     $  7.740      $ 9.440      $10.200
                                               ========       =======       =======     ========      =======      =======
 Total return(3)                                 (12.50%)      (13.24)%      (13.24)%     (18.93)%     (19.51)%     (19.55)%
 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)       $295,493       $43,244       $11,363     $360,738      $54,199      $ 9,652
 Ratios (as a percentage of average daily
 net assets):
  Expenses(4)                                      1.14%         1.89%         1.89%        1.10%        1.85%        1.85%
  Interest expense(4)                                --(8)         --(8)         --(8)      0.01%        0.01%        0.01%
  Net investment income                            2.99%         2.24%         2.25%        1.62%        0.87%        0.87%
 Portfolio turnover of the Portfolio                146%          146%          146%         169%         169%         169%

                                                          Utilities Fund
                                           ----------------------------------------
                                                    Year Ended December 31,
                                           ----------------------------------------
                                                            2000(1)
                                           ----------------------------------------
                                              Class A      Class B       Class C
                                           ----------------------------------------
 Net asset value - Beginning of year         $ 11.650     $13.680        $14.580
                                             --------     -------        -------
 Income (loss) from operations
 Net investment loss                         $  0.134     $ 0.056        $ 0.058
 Net realized and unrealized gain (loss)        0.593       0.691          0.739
                                             --------     -------        -------
 Total income (loss) from operations         $  0.727     $ 0.747        $ 0.797
                                             --------     -------        -------
 Less distributions
 From net investment income                  $ (0.115)    $(0.045)       $(0.045)
 From net realized gain                        (2.202)     (2.202)        (2.202)
                                             --------     -------        -------
 Total distributions                         $ (2.317)    $(2.247)       $(2.247)
                                             --------     -------        -------
 Net asset value - End of year               $ 10.060     $12.180        $13.130
                                             ========     =======        =======
 Total return(3)                                 6.48%       5.61%          5.60%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)     $492,352     $71,098        $10,806
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                    1.08%       1.85%          1.85%
  Interest expense(4)                            0.01%       0.01%          0.01%
  Net investment income                          1.18%       0.42%          0.41%
 Portfolio turnover of Portfolio                  149%        149%           149%

                                                   (See footnotes on last page.)

                                                                         Utilities Fund
                                         -------------------------------------------------------------------------
                                                                     Year Ended December 31,
                                         -------------------------------------------------------------------------
                                                          1999(1)                             1998(1)
                                         -------------------------------------------------------------------------
                                            Class A       Class B       Class C     Class A   Class B    Class C
------------------------------------------------------------------------------------------------------------------
 Net asset value - Beginning of year       $ 10.150      $11.610       $12.270     $  8.450   $ 9.670    $10.190
                                           --------      -------       -------     --------   -------    -------
 Income (loss) from operations
 Net investment income                     $  0.150      $ 0.076       $ 0.078     $  0.251   $ 0.209    $ 0.220
 Net realized and unrealized gain (loss)      3.773        4.337         4.589        1.721     1.970      2.082
                                           --------      -------       -------     --------   -------    -------
 Total income (loss) from operations       $  3.923      $ 4.413       $ 4.667     $  1.972   $ 2.179    $ 2.302
                                           --------      -------       -------     --------   -------    -------
 Less distributions
 From net investment income                $ (0.162)     $(0.082)      $(0.096)    $ (0.235)  $(0.202)   $(0.185)
 From net realized gain                      (2.261)      (2.261)       (2.261)      (0.037)   (0.037)    (0.037)
                                           --------      -------       -------     --------   -------    -------
 Total distributions                       $ (2.423)     $(2.343)      $(2.357)    $ (0.272)  $(0.239)   $(0.222)
                                           --------      -------       -------     --------   -------    -------
 Net asset value - End of year             $ 11.650      $13.680       $14.580     $ 10.150   $11.610    $12.270
                                           ========      =======       =======     ========   =======    =======
 Total return(3)                              40.75%       39.71%        39.67%       23.78%    22.89%     22.88%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)   $509,845      $62,285       $ 6,349     $409,178   $45,958    $ 3,736
 Ratios (as a percentage of average
 daily net assets):
  Expenses(4)                                  1.08%        1.82%         1.85%        1.11%     1.85%      1.89%
  Interest expense(4)                            --(8)        --(8)         --(8)      0.16%     0.16%      0.16%
  Net investment income                        1.33%        0.59%         0.57%        2.75%     2.01%      1.99%
 Portfolio turnover of the Portfolio             93%          93%           93%          78%       78%        78%

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Balanced Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, $0.015 and $0.014, an increase in net realized and unrealized gain
     (loss) per share of $0.008, $0.015 and $0.014 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%, 0.87% to 0.72% and 0.86% to 0.72% for Class A, B and C, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses (since May 1, 2000 for Small-Cap Growth Fund).

(5)  For the period from January 1, 2000 to March 6, 2000.

(6) For the period from the start of business, March 7, 2000, to December 31, 2000.

(7) For the period from the start of business, September 9, 2002, to December 31, 2002.

(8)  Represents less than 0.01%.

(9) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(10) Portfolio turnover represents the rate of portfolio activity for the period while Small-Cap Growth Fund was making investments directly in securities.

(11) For the period from the start of business, May 1, 2000, to December 31, 2000.

(12) Annualized.

(13) Represents less than 0.001 per share.

(14) For the period from the commencement of offering of Class B shares and Class C shares, May 7, 2002 and May 3, 2002, respectively, to December 31, 2002.

(15) For the period from the commencement of operations of Class A shares, Class B shares and Class C shares, June 28, 2002, July 9, 2002 and July 3, 2002, respectively, to December 31, 2002.

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MORE INFORMATION
--------------------------------------------------------------------------------

          About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

          You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

          About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC INC.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-1545.                                     COMBEQP


480-5/03                                         (C) 2003 Eaton Vance Management

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                                   EATON VANCE
                                EMERGING MARKETS
                                      FUND

             A diversified fund investing in emerging market stocks


                                Prospectus Dated
                                   May 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                     Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                           2     Sales Charges                   8
Investment Objective & Principal             Redeeming Shares               10
 Policies and Risks                    5     Shareholder Account Features   10
Management and Organization            6     Tax Information                12
Valuing Shares                         7     Financial Highlights           13
Purchasing Shares                      7
--------------------------------------------------------------------------------

 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.

The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period. The portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater price volatility than investments in securities of issuers in developed countries.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have similar risks, unsponsored receipts may involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in emerging market countries, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in emerging market countries. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each full calendar year through December 31, 2002. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A and Class B shares and a comparison to the performance of a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


  0.90%    28.39%    -3.48    -32.91%    81.60%    -26.05%    -1.12%    5.18%
--------------------------------------------------------------------------------
  1995      1996      1997      1998      1999      2000       2001     2002


During the period from December 31, 1994 through December 31, 2002, the highest quarterly total return for Class B was 50.68% for the quarter ended December 31, 1999, and the lowest quarterly total return was -25.99% for the quarter ended September 30, 1998. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 through March 31, 2003) was -5.29%.

                                                       One      Five     Life of
Average Annual Total Return as of December 31, 2002    Year     Years     Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes                            0.00%    -1.95%    1.79%
Class B Return Before Taxes                            0.18%    -1.69%    1.93%
Class B Return After Taxes on Distributions            0.18%    -1.69%    1.79%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                                0.11%    -1.34%    1.54%
MSCI Emerging Markets Free Index (reflects no
 deduction for fees, expenses or taxes)               -7.97%    -6.67%    -7.24%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Class A and Class B shares commenced operations on December 8, 1994 and November 30, 1994, respectively. Life of Fund returns are calculated from November 30, 1994. The MSCI Emerging Markets Free Index is a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Investors cannot invest directly in an index. (Source for MSCI Emerging Markets Free Index returns: Lipper Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                 Class A     Class B
-------------------------------------------------------------------------------
  Maximum Sales Charge (Load) (as a percentage of
   offering price)                                         5.75%       None
  Maximum Deferred Sales Charge (Load) (as a
   percentage of the lower of net asset value at
   time of purchase or time of redemption)                 None        5.00%
  Maximum Sales Charge (Load) Imposed on
   Reinvested Distributions                                None        None
  Exchange Fee                                             None        None
  Redemption Fee (as a percentage of amount redeemed)      1.00%*      None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)    Class A   Class B
--------------------------------------------------------------------------------
  Management Fees                                               1.25%     1.25%

  Distribution and Service (12b-1) Fees                         0.50%     1.00%
  Other Expenses                                                1.69%     1.72%
                                                                -----     -----
  Total Annual Fund Operating Expenses**                        3.44%     3.97%

* For shares redeemed or exchanged within three months of the settlement of the purchase.
** During the fiscal year ended December 31, 2002, Total Annual Fund Operating Expenses incurred by the Fund were 2.95% for Class A and 3.45% for Class B due to fee reductions and/or expense reimbursements by the investment adviser, manager or administrator. This fee reduction could be terminated at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                      $  902*    $ 1,571    $ 2,261     $ 4,082
  Class B shares                      $  899     $ 1,610    $ 2,237     $ 4,181

You would pay the following expenses if you did not redeem your shares:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                      $  902     $ 1,571    $ 2,261     $ 4,082
  Class B shares                      $  399     $ 1,210    $ 2,037     $ 4,181

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and most of the Fund's policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of companies located in emerging market countries. A country will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The Portfolio ordinarily invests in at least three emerging market countries at all times.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. These factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries.

Settlement of securities transactions in emerging market countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to one-third of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group or lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) may generate more capital gains and pays more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2002, as a result of a fee reduction, the Portfolio paid advisory fees equal to 0.53% of its average daily net assets. Absent the fee reduction, the Portfolio would have paid a fee equal to 0.75% of its average daily net assets.

Jacob Rees-Mogg has managed or co-managed the Portfolio since May, 2000. He is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than five years. Mr. Rees-Mogg also manages other Eaton Vance portfolios. Mr. Rees-Mogg (whose office is in London) is supported by, and is in regular communication with, a team of investment professionals at Lloyd George. In particular, Robert Lloyd George and Pamela Chan set macro-economic and general investment strategy, and provide investment research and ideas for all of Lloyd George's managed accounts and funds.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.7 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2002, Eaton Vance earned management fees equivalent to 0.25% of the Fund's average daily net assets and, absent a fee reduction, would have earned administration fees equivalent to 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value or market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                 Sales Charge    Sales Charge        Dealer
                                 as Percentage   as Percentage    Commission as
                                  of Offering    of Net Amount   a Percentage of
                                     Price         Invested      Offering Price
--------------------------------------------------------------------------------
Less than $50,000                    5.75%          6.10%             5.00%
$50,000 but less than $100,000       4.75%          4.99%             4.00%
$100,000 but less than $250,000      3.75%          3.90%             3.00%
$250,000 but less than $500,000      3.00%          3.09%             2.50%
$500,000 but less than $1,000,000    2.00%          2.04%             1.75%
$1,000,000 or more                   0.00*          0.00*           See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same Fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class B shares are subject to the following CDSC schedule:


 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee of 0.50% of average daily net assets to the principal underwriter on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets to the principal underwriter annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares. Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for more than twelve months. After the sale of Class B shares, the principal underwriter receives service fees for one year. After one year from the sale of shares the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone            You can redeem  up to $100,000 by  calling the  transfer
                        agent at  1-800-262-1122  on Monday through Friday, 9:00
                        a.m.  to  4:00  p.m.  (eastern  time).   Proceeds  of  a
                        telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment   Your investment dealer  is responsible for  transmitting
Dealer                  the  order  promptly.   An investment dealer  may charge
                        a fee for this service.


Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

*Full Reinvest Option      Dividends  and  capital  gains   are  reinvested   in
                           additional shares. This option will be assigned if you do not specify an option.

*Partial Reinvest Option   Dividends  are paid  in cash and  capital  gains  are
                           reinvested in additional shares.

*Cash Option               Dividends and capital gains are paid in cash.

*Exchange Option           Dividends  and/or  capital  gains  are reinvested  in
                           additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semiannual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.


WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-SHELTERED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase..

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local, foreign and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                                                       YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                           2002               2001               2000               1999               1998
                                   -------------------------------------------------------------------------------------------------
                                     CLASS A  CLASS B   CLASS A  CLASS B   CLASS A  CLASS B   CLASS A  CLASS B   CLASS A  CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year                   $10.850  $10.610   $10.930  $10.730   $14.680  $14,510   $ 8.060  $ 7.990   $11.970  $11.910
                                     -------- --------  -------- --------  -------- --------  -------- --------  -------- --------
Income (loss) from operations
Net investment loss                  $(0.079) $(0.143)  $(0.048) $(0.129)  $(0.268) $(0.347)  $(0.112) $(0.159)  $(0.146) $(0.236)
Net realized and unrealized gain
 (loss)                                0.739    0.693    (0.032)   0.009    (3.482)  (3.433)    6.732    6.679    (3.764)  (3.684)
                                     -------- --------  -------- --------  -------- --------  -------- --------  -------- --------
Total income (loss) from operations  $ 0.660  $ 0.550   $(0.080) $(0.120)  $(3.750) $(3.780)  $ 6.620  $ 6.520   $(3.910) $(3.920)
                                     -------- --------  -------- --------  -------- --------  -------- --------  -------- --------
Net asset value - End of year        $11.510  $11.160   $10.850  $10.610   $10.930  $10.730   $14.680  $14.510   $ 8.060  $ 7.990
                                     -------- --------  -------- --------  -------- --------  -------- --------  -------- --------
Total Return(1)                         6.08%    5.18%    (0.73)%  (1.12)%  (25.54)% (26.05)%   82.13%   81.60%   (32.66)% (32.91)%

Ratios/Supplemental Data+
Net assets, end of year
 (000's omitted)                     $10,343  $ 6,909   $ 4,136  $ 4,605   $ 3,511  $ 5,590   $ 4,482  $ 6,866   $ 3,066  $ 4,064
Ratios (As a percentage of average
 daily net assets):
  Net expenses(2)                       2.95%    3.45%     3.23%    3.73%     3.26%    3.75%     3.02%    3.47%     3.25%    3.70%
  Net expenses after custodian fee
   reduction(2)                         2.95%     3.45%    2.95%    3.45%     2.92%    3.41%     2.95%    3.40%     2.95%    3.40%
  Net investment loss                  (0.99)%   (1.48)%  (0.46)%  (0.97)%   (2.12)%  (2.60)%   (1.02)%  (1.59)%   (1.34)%  (1.79)%
Portfolio Turnover of the Portfolio       76%       76%     125%     125%       65%      65%       95%      95%      117%     117%

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Manager, or both.
     Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average
 daily net assets):
  Expenses(2)                           3.44%     3.97%    3.59%    4.09%     3.35%    3.84%     4.70%    5.15%     3.65%    4.10%
  Expenses after custodian fee
   reduction(2)                         3.44%     3.97%    3.31%    3.81%     3.01%    3.50%     4.63%    5.08%     3.35%    3.80%
  Net investment loss                  (1.48)%   (2.00)%  (0.82)%  (1.33)%   (2.21)%  (2.69)%   (2.70)%  (3.27)%   (1.74)%  (2.19)%
Net investment loss per share        $(0.118)  $(0.193) $(0.086) $(0.177)  $(0.279) $(0.359)  $(0.296) $(0.327)  $(0.188) $(0.289)

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

LOGO


MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Fund's SEC File No. is 811-1545                                         EMP



485-5/03                                     (C) 2003 Eaton Vance Management

LOGO





                                   EATON VANCE
                               GREATER INDIA FUND

               A diversified fund investing in companies in India

                                Prospectus Dated
                                   May 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                      Page                                 Page
--------------------------------------------------------------------------------
Fund Summary                            2    Sales Charges                   8
Investment Objective & Principal             Redeeming Shares               10
 Policies and Risks                     5    Shareholder Account Features   10
Management and Organization             6    Tax Information                12
Valuing Shares                          7    Financial Highlights           13
Purchasing Shares                       7
--------------------------------------------------------------------------------


 THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND AND THE SERVICES
            AVAILABLE TO SHAREHOLDERS. PLEASE SAVE IT FOR REFERENCE.

FUND SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies in India and surrounding countries of the Indian subcontinent. Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.

The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. Under normal market conditions, at least 50% of total assets will be invested in equity securities of Indian companies, and no more than 5% of total assets will be invested in companies located in other than India, Pakistan or Sri Lanka. The portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Because securities markets in the Indian subcontinent are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Indian subcontinent and particularly India. The extent of economic development, political stability and market depth of different countries in the region varies widely.

Certain  countries  in  the  Greater  India  region  are  either   comparatively
underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have risks similar to the foregoing, unsponsored receipts may involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in the Indian subcontinent, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in countries in the Indian subcontinent. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each full calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A and Class B shares and a comparison to the performance of an unmanaged index of common stocks traded in the India market. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.


  -33.44%   -9.77%    5.41%    -9.15%   105.83%   -38.71%   -27.17%    -0.96%
--------------------------------------------------------------------------------
   1995      1996     1997      1998     1999      2000      2001       2002

During the period from December 31, 1994 through December 31, 2002, the highest quarterly total return for Class B was 32.33% for the quarter ended March 31, 1999, and the lowest quarterly total return was -20.98% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 through March 31, 2003) was -6.21%.

                                                       One      Five     Life of
Average Annual Total Return as of December 31, 2002    Year     Years     Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes                           -6.22%    -4.20%   -7.51%
Class B Return Before Taxes                           -5.91%    -4.12%   -7.44%
Class B Return After Taxes on Distributions           -5.91%    -4.12%   -7.44%
Class B Return After Taxes on Distributions and the
 Sale of Class B Shares                               -3.63%    -3.24%   -5.56%
Bombay Stock Exchange Index (reflects no deduction
 for fees, expenses or taxes)                          7.70%    -2.83%   -5.87%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund commenced operations on May 2, 1994. Life of Fund returns are calculated from May 31, 1994. The Bombay Stock Exchange Index is an unmanaged index of 100 common stocks traded in the India market. Investors cannot invest directly in an index. (Source for the Bombay Stock Exchange Index returns: Datastream International.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                          5.75%       None
Maximum Deferred Sales Charge (Load) (as a
 percentage of the lower of net asset value at
 time of purchase or time of redemption)                  None        5.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                                 None        None
Exchange Fee                                              None        None
Redemption Fee (as a percentage of amount
 redeemed)                                                1.00%*      None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and                Class A     Class B
 Portfolio assets)
--------------------------------------------------------------------------------
Management Fees                                           1.25%       1.25%

Distribution and Service (12b-1) Fees                     0.50%       1.00%
Other Expenses                                            3.00%       3.01%
                                                          -----       -----
Total Annual Fund Operating Expenses                      4.75%       5.26%

* For shares redeemed or exchanged within three months of the settlement of the purchase.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                    $1,023*    $ 1,923    $ 2,827    $ 5,108
  Class B shares                    $1,025     $ 1,972    $ 2,813    $ 5,192

You would pay the following expenses if you did not redeem your shares:

                                    1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                    $1,023     $ 1,923    $ 2,827    $ 5,108
  Class B shares                    $  525     $ 1,572    $ 2,613    $ 5,192

* Due to the redemption fee, the cost of investing in shares for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing its assets in South Asia Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's investment objective and most of the Fund's policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio seeks to achieve its objective by investing in a carefully selected and continuously managed portfolio consisting primarily of equity securities of companies in India and surrounding countries of the Indian subcontinent ("Greater India investments"). A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in Greater India Investments and at least 50% of its total assets in equity securities of Indian companies.

Investments in India and the Indian subcontinent can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India and other countries of the Indian subcontinent generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although the governments of India, Pakistan and Sri Lanka have recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. Monsoons and other natural disasters also can affect the value of Portfolio investments.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The Portfolio's investments currently include companies in these sectors and are likely to continue to do so.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired.

Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to one-third of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Because Greater India Investments will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group or lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) may generate more capital gains and pays more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2002, the Portfolio paid advisory fees equivalent to 0.75% of its average daily net assets.

Zaheer Sitabkhan has managed or co-managed the Portfolio since August, 1999. Mr. Sitabkhan has been employed by Lloyd George for more than 5 years and serves as a Director.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.7 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2002, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value or market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                 Sales Charge    Sales Charge        Dealer
                                 as Percentage   as Percentage    Commission as
                                  of Offering    of Net Amount   a Percentage of
                                     Price         Invested      Offering Price
--------------------------------------------------------------------------------
Less than $50,000                    5.75%          6.10%            5.00%
$50,000 but less than $100,000       4.75%          4.99%            4.00%
$100,000 but less than $250,000      3.75%          3.90%            3.00%
$250,000 but less than $500,000      3.00%          3.09%            2.50%
$500,000 but less than $1,000,000    2.00%          2.04%            1.75%
$1,000,000 or more                   0.00*          0.00*          See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class B shares are subject to the following CDSC schedule:

   Year of Redemption After Purchase       CDSC
-------------------------------------------------
   First or Second                          5%
   Third                                    4%
   Fourth                                   3%
   Fifth                                    2%
   Sixth                                    1%
   Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

DISTRIBUTION AND SERVICE FEES. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee of 0.50% of average daily net assets to the principal underwriter on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets to the principal underwriter annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares. Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for more than twelve months. After the sale of Class B shares, the principal underwriter receives service fees for one year. After one year from the sale of shares the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone            You can redeem up  to $100,000 by  calling the  transfer
                        agent at 1-800-262-1122  on Monday through  Friday, 9:00
                        a.m.  to  4:00  p.m.  (eastern  time).   Proceeds  of  a
                        telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment   Your investment dealer  is responsible  for transmitting
Dealer                  the  order promptly.  An investment  dealer may charge a
                        fee for this service.


Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     *Full Reinvest Option      Dividends  and capital  gains are reinvested  in
                                additional shares. This option will be assigned if you do not specify an option.

     *Partial Reinvest Option   Dividends are paid in cash and capital gains are
                                reinvested in additional shares.

     *Cash Option               Dividends and capital gains are paid in cash.

     *Exchange Option           Dividends and/or capital gains are reinvested in
                                additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     *Annual and Semiannual Reports, containing performance information and financial statements.

     *Periodic account statements, showing recent activity and total share balance.

     *Form 1099 and tax information needed to prepare your income tax returns.

     *Proxy materials, in the event a shareholder vote is required.

     *Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-SHELTERED RETIREMENT PLANS. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

As described in the Statement of Additional Information, the Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Indian tax authority has been conducting reviews of tax returns filed by investors in India, including those filed by the Portfolio and other mutual funds. While the outcome of this review is not currently known, an adverse outcome could have a negative effect on the value of Fund shares.


Shareholders should consult with their advisers concerning the applicability of state, local, foreign and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                                                  YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------------------------------------------------
                               2002(1)               2001(1)               2000(1)               1999(1)              1998(1)
                        ------------------------------------------------------------------------------------------------------------
                          CLASS A   CLASS B     CLASS A   CLASS B     CLASS A   CLASS B     CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
 Beginning of year        $ 5.460   $ 5.200     $ 7.390   $ 7.140     $11.990   $11.650     $ 5.780   $ 5.660    $ 6.340   $ 6.230
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  -------
Income (loss) from
 operations
Net investment loss       $(0.150)  $(0.171)    $(0.149)  $(0.172)    $(0.212)  $(0.255)    $(0.165)  $(0.193)   $(0.082)  $(0.110)
Net realized and
 unrealized gain (loss)     0.120     0.121      (1.781)   (1.768)     (4.388)   (4.255)      6.375     6.183     (0.478)   (0.460)
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  --------
Total income (loss)
 from operations          $(0.030)  $(0.050)    $(1.930)  $(1.940)    $(4.600)  $(4.510)    $ 6.210   $ 5.990    $(0.560)  $(0.570)
                          --------  --------    --------  --------    --------  --------    --------  --------   --------  --------
Net asset value -
 End of year              $ 5.430   $ 5.150     $ 5.460   $ 5.200     $ 7.390   $ 7.140     $11.990   $11.650    $ 5.780   $ 5.660
                          -------   --------    --------  --------    --------  --------    --------  --------   --------  --------
Total Return(2)             (0.55)%   (0.96)%    (26.12)%  (27.17)%    (38.36)%  (38.71)%    107.44%   105.83%     (8.83)%   (9.15%)

Ratios/Supplemental Data
Net assets, end of  year
 (000's omitted)          $ 2,962   $ 8,094     $ 2,889   $10,028     $ 4,865   $17,305     $11,640   $34,671    $ 8,031   $43,063
Ratios (As a percentage
 of average daily net
 assets):
  Expenses(3)                4.75%     5.26%       3.96%     4.46%       2.98%     3.50%       3.26%     3.69%      3.18%     3.69%
  Expenses after custodian
   fee reduction(3)          4.75%     5.26%       3.90%     4.40%       2.91%     3.43%       3.24%     3.67%      3.08%     3.59%
  Net investment loss       (2.75)%   (3.28)%     (2.44)%   (2.96)%     (2.20)%   (2.73)%     (2.07)%   (2.55)%    (1.38)%   (1.87)%
Portfolio Turnover
 of the Portfolio             112%      112%        141%      141%        133%      133%         80%       80%        60%       60%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

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MORE INFORMATION
--------------------------------------------------------------------------------
     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-1545                                        GIP




483-5/03                                    (C) 2003 Eaton Vance Management

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                            Eaton Vance Institutional
                            Short Term Treasury Fund

               A mutual fund seeking current income and liquidity

                                Prospectus Dated

                                   May 1, 2003




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                      Page                                  Page
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Fund Summary                            2       Purchasing Shares              4
Investment Objective, Policies                  Redeeming Shares               5
  and Risks                             3       Shareholder Account
Management and Organization             3         Features                     5
Shareholder Servicing                   4       Tax Information                6
Valuing Shares                          4       Financial Highlights           7
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 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

                                  FUND SUMMARY

Investment Objective and Strategies. The purpose of the Fund is to seek current income and liquidity. The Fund is a no-load non-diversified mutual fund which
continuously   offers  its  shares  of  beneficial   interest  to  institutional
investors.

The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The Fund will maintain a dollar weighted average portfolio maturity of not more than one year.

Risk Factors. The net asset value of the Fund's shares will change in response to interest rate fluctuations. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline. However, a shorter maturity is generally associated with a lower level of market value volatility. Accordingly, the investment manager expects that the net asset value of the Fund's shares normally will fluctuate significantly less than that of a longer-term bond fund since the dollar weighted average portfolio maturity of the Fund will not exceed one year.


The Fund is a "non-diversified" investment company, and under applicable federal income tax rules, with respect to 50% of its total assets, the Fund will be able to invest more than 5%, but no greater than 25%, of its total assets in repurchase agreements with any one counterparty. Repurchase agreements collateralized by securities issued by the U.S. government or certain of its agencies are not subject to this limitation. Because the Fund may engage in repurchase agreement ("repo") transactions with a limited number of counterparties, the Fund is more likely than a diversified fund to lose value as a result of an adverse corporate, economic, regulatory or other occurrence affecting a counterparty.


The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Performance Information. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a representative, unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Returns in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for each calendar year through December 31, 2002.

        4.32%           5.50%           3.89%           1.22%
--------------------------------------------------------------------------------
        1999            2000            2001            2002

During the period from December 31, 1999 through December 31, 2002, the highest quarterly total return for Fund shares was 1.41% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.24% for the quarter ended December 31, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to March 31, 2003) was 0.21%.

Average Annual Total Return as of December 31, 2002                             One Year    Life of Fund
---------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                         1.22%          3.73%
Fund Return After Taxes on Distributions                                         0.82%          2.63%
Fund Return After Taxes on Distributions and the Sale of Fund Shares             0.75%          2.45%
Merrill Lynch 0-1 Year Treasury Notes and Bonds Index                            2.22%          4.68%

The Fund commenced operations on January 4, 1999. Life of Fund returns are calculated from January 31, 1999. The Merrill Lynch 0-1 Year Treasury Notes and Bonds Index is an unmanaged index of U.S. Treasury notes and bonds with maturities of one year or less. Investors cannot invest directly in an Index. (Source for Merrill Lynch 0-1 Year Treasury Notes and Bonds Index returns:
Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Expenses of the Fund. The table describes the expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------
Management Fees                                                 0.35%
Other Expenses (see note below)                                 0.25%*
                                                                -----
Total Annual Fund Operating Expenses                            0.60%

* Eaton Vance has agreed to pay all ordinary operating expenses of the Fund (excluding service fees) from its management fees. Total Annual Fund Operating Expenses generally will not exceed 0.60% of average daily net assets. Other Expenses includes a 0.25% service fee paid pursuant to a Service Plan. During the fiscal year ended December 31, 2002, Management Fees were 0.30% and Total Annual Fund Operating Expenses were 0.52% due to a fee waiver by the manager. This fee waiver could be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year   3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
                                            $61      $192      $335       $750

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund's investment objective is to seek current income and liquidity. The Fund currently seeks to meet its investment objective by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized by U.S. Treasury obligations.


U.S. Treasury obligations include the following (which differ in their interest rates, initial maturities and times of issuance): U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and U.S. Treasury inflation protected securities ("TIPs") (with a range of maturities). U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States.


The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the investment manager. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of the bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

The Fund will maintain a dollar weighted average portfolio maturity of not more than one year. In measuring the dollar weighted average portfolio maturity of the Fund, repurchase agreements will have a maturity equal to their term rather than the remaining maturities of underlying collateral.

The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Except for such enumerated restrictions and policies, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees without obtaining the approval of the Fund's shareholders. The Trustees, however, intend to submit any material change in the investment objective to shareholders for their approval.

                           MANAGEMENT AND ORGANIZATION


Management. The Fund's manager is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance manages the investments of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). Under its management contract with the Fund, Eaton Vance receives an annual management fee equal to 0.35% of the average daily net assets of the Fund. For the fiscal year ended to December 31, 2002, the Fund paid Eaton Vance management fees equivalent to 0.35% of its average daily net assets.

Duke  Laflamme has acted as the  portfolio  manager of the Fund (since  November
2001). Mr. Laflamme has been a Vice President of Eaton Vance and Eaton Vance's subsidiary Boston Management and Research ("BMR") since November 2001, an Assistant Vice President since November 1999 and an employee since January 1998.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.


Organization. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).

                              SHAREHOLDER SERVICING

Fund assets bear a service fee for personal and/or account services paid to the principal underwriter not exceeding 0.25% of average daily net assets annually. The principal underwriter may pay up to the entire amount of the service fee to investment dealers and their employees, or to employees of the principal underwriter for providing services to the Fund or its shareholders. Service fee payments from the principal underwriter to investment dealers and others will be made on new accounts only if the principal underwriter has previously authorized in writing such payments for identified accounts.

                                 VALUING SHARES


The Fund values its shares twice each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), at noon and as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which is derived from portfolio holdings. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Debt securities will normally be valued on the basis of market valuations provided by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. Repurchase agreements will be valued at cost plus accrued interest. The investment adviser may use the fair value of a security if market prices are unavailable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The net asset value so determined is effective for orders received by the principal underwriter prior to the next price determination. It is each investment dealer's responsibility to transmit orders promptly to the principal underwriter.


                                PURCHASING SHARES

No commissions or redemption fees are charged on Fund purchases or redemptions. The Fund provides shareholders ease of investment and redemption by allowing same day wire purchases and redemptions.

You may purchase Fund shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. Your initial investment must be at least $25,000. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent (see back cover for address). Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:


  Investors Bank & Trust Company
  ABA #011-001-438
  A/C Number:  796570802
  Ref:  Eaton Vance Institutional Short Term Treasury Fund - Fund #99530

Transactions in the U.S. Treasury obligations in which the Fund invests require immediate settlement in Federal Funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds.


The Fund is currently available only to corporations, banks and other institutional investors that do not constitute personal holding companies for federal income tax purposes. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time, and any purchase order may be refused.

                                REDEEMING SHARES

You can redeem shares in one of two ways:

By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at
                    800-225-6265 (extension 3) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay any costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an
Investment Dealer   Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Proceeds of redemption requests received before noon on any business day will be wired that same day, if requested. Redemption requests received between noon and 4:00 p.m. on any business day will be processed at 4:00 p.m. and the proceeds will be wired on the next business day.

If the Fund determines that it may be treated as a personal holding company for federal income tax purposes at any time, it may involuntarily redeem all accounts it determines is necessary as soon as practicable.

                          SHAREHOLDER ACCOUNT FEATURES

Distributions. You may have your Fund distributions paid in one of the following ways:

     * Full Reinvest Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

     * Partial Reinvest Option Dividends are paid in cash and capital gains are reinvested in additional shares.

     *    Cash Option Dividends and capital gains are paid in cash.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semiannual Reports, containing performance information and financial statements.

     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Telephone and Electronic Transactions. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are tape recorded.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

                                 TAX INFORMATION

The Fund pays dividends and capital gains annually, normally in December. The Fund's distributions will not be eligible for the corporate dividends-received deduction. Under current law, the Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting and is commonly called tax equalization, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. Tax equalization may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. In the past, legislation has been proposed which could limit the availability of tax equalization. If such legislation were to be enacted in the future, it might affect the extent to which the Fund could use this practice.

Distributions of income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction. Shareholders should consult with their tax advisers concerning special tax rules, such as Section 1258 of the Internal Revenue Code of 1986, as amended, that may apply to their transactions in Fund shares.

State, Local and Foreign Taxes. Distributions of the Fund which are derived from interest on obligations of the U.S. Government will be exempt from personal and/or corporate income taxes in most states. Repurchase agreement income, however, is not exempt. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders should consult their tax advisers concerning the applicability of state, local, or other taxes to an investment in the Fund.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past four years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                 Year Ended December 31,
                                                                ---------------------------------------------------------
                                                                2002(1)         $2001(1)        2000(2)        1999(1)(3)
                                                                ---------------------------------------------------------
Net asset value - Beginning of year                             $72.710         $70.760         $70.760         $70.000
                                                                --------        --------        --------        --------
Income (loss) from operations
Net investment income                                           $ 0.944         $ 2.195         $ 3.860         $ 3.015
Net realized and unrealized gain                                 (0.054)          0.555           0.020           0.005
                                                                --------        --------        --------        --------
Total income from operations                                    $ 0.890         $ 2.750         $ 3.880         $ 3.020
                                                                --------        --------        --------        --------

Less distributions
From net investment income                                      $(0.760)        $(0.800)        $(3.720)        $(2.420)
                                                                --------        --------        --------        --------
Total distributions                                             $(0.760)        $(0.800)        $(3.720)        $(2.420)
                                                                --------        --------        --------        --------
Net asset value - End of year                                   $72.840         $72.170         $70.760         $70.600
                                                                --------        --------        --------        --------
Total return(4)                                                    1.22%           3.89%           5.50%           4.32%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)                         $ 1,002         $ 1,349         $ 1,000         $ 1,002
Ratios (as percentage of average daily net assets):
  Expenses                                                         0.52%           0.60%           0.60%           0.60%(5)
  Net investment income                                            1.29%           3.02%           5.60%           4.23%(5)
Portfolio turnover                                                   14%             13%             11%             11%

+    The  operating  expenses  of  the   Fund   may   reflect  a  reduction  of  the  management  fee and the service fee.  Had such actions not been taken,  the ratios and net investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses                                                         0.60%
  Net investment income                                            1.21%
Net investment income per share                                 $ 0.885

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.


(2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.

(3) For the period from the start of business, January 4, 1999, to December 31, 1999.


(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.


(5)  Annualized.

{LOGO}





More Information
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     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-1545.                                       ISTTP


611-5/03                                         (c) 2003 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          May 1, 2003


                            Eaton Vance Balanced Fund
                         Eaton Vance Large-Cap Core Fund
                        Eaton Vance Large-Cap Value Fund
                        Eaton Vance Small-Cap Growth Fund
                        Eaton Vance Small-Cap Value Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund


                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265

This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                                   Page
Strategies and Risks                2     Purchasing and Redeeming Shares    22
Investment Restrictions             6     Sales Charges                      23
Management and Organization         8     Performance                        26
Investment Advisory and                   Taxes                              27
 Adminstrative Services            17     Portfolio Securities Transactions  29
Other Service Providers            21     Financial Statements               31
Calculation of Net Asset Value     21


             Appendix A: Class A Fees, Performance and Ownership 32 Appendix B: Class B Fees, Performance and Ownership 36 Appendix C: Class C Fees, Performance and Ownership 40




Although each fund offers only its Shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' Prospectus dated May 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI Should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.











(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of a Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred stocks and other convertible debt instruments; and warrants.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter ("OTC") options on securities, indices or currencies; the purchase of put options and the sale of call options on securities held, equity swaps; and the purchase and sale of currency futures and forward foreign currency exchange contracts.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's assets. OTC derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives is a highly specialized activity that involve skills different from conducting ordinary portfolio securities transactions. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that a Portfolio's use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio and Utilities Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

Mortgage-Backed and Asset-Backed Securities. While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Collateralized mortgage obligations ("CMOs") are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

When-Issued Securities. Each Portfolio may purchase debt securities on a when-issued basis; that is delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Short Sales. Each Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Fixed-Income Securities. Each Portfolio may purchase fixed-income securities. Fixed-income securities include bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). In the case of Investment Grade Income Portfolio, fixed-income securities may also include preferred stocks and convertible debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, a Portfolio may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Other Investment Companies. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio.

Lending Portfolio Securities. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

Temporary Investments. Each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. Investment Grade Income Portfolio may also invest in such instruments in pursuit of its objective.

Portfolio Turnover. While it is not the policy of each Portfolio to purchase securities with a view to short-term profits, each Portfolio will dispose of securities without regard to the time they have been held if such action seems advisable. Investment Grade Income Portfolio anticipates that under normal market conditions, its annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Capital Growth Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Special Equities Portfolio and Utilities Portfolio has exceeded and\or may exceed 100% (200% in the case of Capital Growth Portfolio and Small-Cap Growth Portfolio). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2002, the portfolio turnover rate of Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equities Portfolio and Utilities Portfolio was 231%, 55%, 11%, 181%, 225%, 2%, 188% and 146%, respectively. The increase in the portfolio turnover rate of Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Special Equities Portfolio for the fiscal year ended December 31, 2002 resulted from increased volatility in the equity markets and/or modification of sector weightings during the year.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Borrow money or issue senior securities, except as permitted by the 1940 Act; or

(3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

In addition, Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities Fund and Utilities Fund may not:

(4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(5) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or

(6) Invest in commodities (in the case of Small-Cap Growth Fund) or physical commodities (in the case of Balanced Fund, Large-Cap Value Fund, Special Equities Fund and Utilities Fund) or commodity contracts for the purchase and sale of physical commodities.

In addition, Balanced Fund may not:

(7) Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In addition, Large-Cap Value Fund, Small-Cap Growth Fund and Special Equities Fund may not:

(8)  Underwrite securities of other issuers.

In addition, Large-Cap Value Fund and Special Equities Fund may not:

(9) Concentrate 25% or more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

In addition, Utilities Fund may not:

(10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

(11) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (as described in the prospectus).

In addition, Small-Cap Growth Fund may not:

(12) Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, Large-Cap Core Fund and Small-Cap Value Fund may not:

(13) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(14) Engage in the underwriting of securities;

(15) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; or

(16) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; and Balanced Fund may invest in two or more open-end management investment companies which together have substantially the same investment objectives, policies and restrictions as the Fund. In addition, Balanced Fund and its corresponding Portfolios may not underwrite securities of other issuers.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to

     Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                          MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.


                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee         Trustee of the      President and Chief Executive           186           None
11/28/59                               Trust since 1998;   Officer of National Financial
                                       of Large-Cap Core   Partners (financial services
                                       and Small-Cap       company) (since April 1999).
                                       Value Portfolios    President and Chief Operating
                                       since 2002, of      Officer of John A. Levin & Co.
                                       Capital Growth,     (registered investment adviser)
                                       Investment Grade    (July 1997 to April 1999) and a
                                       Income and          Director of Baker, Fentress &
                                       Small-Cap Growth    Company which owns John A. Levin
                                       Portfolios since    & Co. (July 1997 to April 1999).
                                       2000, of Large-Cap  Ms. Bibliowicz is an interested
                                       Value, Special      person because of her affiliation
                                       Equities and        with a brokerage firm.
                                       Utilities
                                       Portfolios since
                                       1998

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
JAMES B. HAWKES        Trustee         Trustee of the      Chairman, President and Chief           191           Director of EVC
11/9/41                                Trust since 1989;   Executive Officer of BMR, Eaton
                                       President and       Vance, EVC and EV; Director of EV;
                                       Trustee of          Vice President and Director of EVD.
                                       Small-Cap Value     Trustee and/or officer of 191
                                       Portfolio since     registered investment companies in
                                       2002; Trustee of    the Eaton Vance Fund Complex.
                                       Large-Cap Core      Mr. Hawkes is an interested person
                                       Portfolio since     because of his positions with BMR,
                                       2002; Trustee of    Eaton Vance, EVC and EV, which are
                                       Capital Growth      affiliates of the Trust and Portfolio.
                                       Investment Grade
                                       Income and
                                       Small-Cap Growth
                                       Portfolio since
                                       2000, of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities Portfolios
                                       since 1992

Noninterested Trustees

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                Trust since 1989;   (corporate relations and                              the Royce Funds
                                       of Large-Cap Core   communications company).                              (mutual funds)
                                       and Small-Cap                                                             consisting of 17
                                       Value Portfolios                                                          portfolios
                                       since 2002, of
                                       Capital Growth,
                                       Investment Grade
                                       Income and
                                       Small-Cap Growth
                                       Portfolios since
                                       2000, of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities Portfolios
                                       since 1993

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                Trust since 1989;   Investment Banking Emeritus,                          & Co. (specialty
                                       of Large-Cap Core   Harvard University Graduate                           retailer) and
                                       and Small-Cap       School of Business                                    Telect, Inc.
                                       Value Portfolios    Administration.                                       (telecommunication
                                       since 2002, of                                                            services company)
                                       Capital Growth,
                                       Investment Grade
                                       Income and
                                       Small-Cap Growth
                                       Portfolios since
                                       2000, of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities Portfolios
                                       since 1992

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          191           None
9/21/35                                Trust since 1989;   (an investment and financial
                                       of Large-Cap Core   advisory services company)
                                       and Small-Cap       (since September 2000).  Chairman,
                                       Value Portfolio     Hellman, Jordan Management Co., Inc.
                                       since 2002, of      (an investment management company)
                                       Capital Growth,     (since November 2000).  Advisory
                                       Investment Grade    Director of Berkshire Capital
                                       Income and          Corporation (investment banking firm)
                                       Small-Cap Growth    (since June 2002).  Formerly, Chairman
                                       Portfolios since    of the Board, United Asset Management
                                       2000, of            Corporation (a holding company owning
                                       Large-Cap Value,    institutional investment management
                                       Special Equities    firms) and Chairman, President and
                                       and Utilities       Director, UAM Funds (mutual funds).
                                       Portfolios since
                                       1993

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
LYNN A. STOUT          Trustee         Trustee of the      Professor of Law, University of         185           None
9/14/57                                Trust since 1998;   California at Los Angeles School
                                       of Large-Cap Core   of Law (since July 2001).  Formerly,
                                       and Small-Cap       Professor of Law, Georgetown
                                       Value Portfolios    University Law Center.
                                       Since 2002, of
                                       Capital Growth,
                                       Investment Grade
                                       Income and
                                       Small-Cap Growth
                                       Portfolios since
                                       2000, of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities Portfolios
                                       since 1998

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      171           None
2/21/30                                Trust since 1989;
                                       of Small-Cap Value
                                       Portfolio since
                                       2002, of Capital
                                       Growth, Investment
                                       Grade Income and
                                       Small-Cap Growth
                                       Portfolios since
                                       2000, of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities Portfolios
                                       since 1993

(1) Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

   Name and             Position(s) with the          Term of Office and
Date of Birth              Trust/Portfolio             Length of Service     Principal Occupation(s) During Past Five Years
-------------           --------------------          ------------------     ----------------------------------------------
MICHELLE A. ALEXANDER   Treasurer of Large-Cap Core   Since 2002             Vice President of Eaton Vance and BMR.  Chief Financial
8/25/69                 Portfolio                                            Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                             Fund LLC, Belmar Capital Fund LLC and Belport Capital
                                                                             Fund LLC (private investment companies sponsored by
                                                                             EVM).  Officer of 84 registered investment companies
                                                                             managed by Eaton Vance or BMR.

KRISTIN S. ANAGNOST     Treasurer of Special          Since 2002*            Assistant Vice President of Eaton Vance and BMR.
6/12/65                 Equities Portfolio                                   Officer of 108 registered investment companies managed
                                                                             by Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of Capital Growth,  Since 2002*            Assistant Vice President of Eaton Vance and BMR.
12/27/51                Investment Grade Income,                             Officer of 58 registered investment companies managed
                        Large-Cap Value, Small-Cap                           by Eaton Vance or BMR.
                        Growth and Utilities
                        Portfolios

                                       11

BARBARA E. CAMPBELL     Treasurer of Small-Cap        Since 2002             Vice President of Eaton Vance and BMR.  Officer of 191
6/19/57                 Value Portfolio                                      registered investment companies managed by Eaton Vance
                                                                             or BMR.

ARIEH COLL              Vice President of Capital     Since 2000             Vice President of Eaton Vance and BMR.  Previously,
11/9/63                 Growth Portfolio                                     Portfolio Manager and Investment Analyst for Fidelity
                                                                             Investments (1989-1999).  Officer of 3 registered
                                                                             investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                     For the Trust and      Vice President, Secretary and Chief Legal Officer of
10/10/40                                              Large-Cap Value,       BMR, Eaton Vance, EVD, EV and EVC.  Officer of 191
                                                      Special Equities and   registered investment companies managed by Eaton Vance
                                                      Utilities Portfolios   or BMR.
                                                      since 1997, for
                                                      Capital Growth,
                                                      Investment Grade
                                                      Income and Small-Cap
                                                      Growth Portfolios
                                                      since 2000, and for
                                                      Large-Cap Core and
                                                      Small-Cap Value
                                                      Portfolios since 2002

THOMAS E. FAUST JR.     President of the Trust;       Since 2002             Executive Vice President of Eaton Vance, BMR, EVC and
5/31/58                 Vice President of                                    EV.  Chief Investment Officer of Eaton Vance and BMR
                        Small-Cap Value Portfolio                            and Director of EVC.  Chief Executive Officer of Belair
                                                                             Capital Fund LLC, Belcredt Capital Fund LLC, Belmar
                                                                             Capital Fund LLC and Belport Capital Fund LLC (private
                                                                             investment companies sponsored by Eaton Vance).
                                                                             Officer of 51 registered investment companies managed
                                                                             by Eaton Vance or BMR.

ELIZABETH S. KENYON     President of Investment       Since 2002*            Vice President of Eaton Vance and BMR.  Officer of 2
9/8/59                  Grade Income Portfolio                               registered investment companies managed by Eaton Vance
                                                                             or BMR.

DUKE E. LAFLAMME        Vice President of the Trust   Since 2001             Vice President of Eaton Vance and BMR.  Officer of 11
7/8/69                                                                       registered investment companies managed by Eaton Vance
                                                                             or BMR.

THOMAS H. LUSTER        Vice President of the Trust;  Since 2002             Vice President of Eaton Vance and BMR.  Officer of 13
4/8/62                  Vice President of Investment                         registered investment companies managed by Eaton Vance
                        Grade Income Portfolio                               or BMR.

MICHAEL R. MACH         Vice President of Large-Cap   Since 1999             Vice President of Eaton Vance and BMR.  Previously,
7/15/47                 Value Portfolio                                      Managing Director and Senior Analyst for Robertson
                                                                             Stephens (1998-1999).  Officer of 24 registered
                                                                             investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust        Since 1989             Vice President or BMR, Eaton Vance and EVD.  Officer of
4/1/45                                                                       113 registered investment companies managed by Eaton
                                                                             Vance or BMR.

LEWIS R. PIANTEDOSI     Vice President of Large-Cap   Since 2002             Vice President of Eaton Vance and BMR.  Equity Analyst
8/10/65                 Core Portfolio                                       at Eaton Vance since May 1999.  Previously, Partner
                                                                             Portfolio Manager and Equity Analyst for Freedom
                                                                             Capital Management (1996-1999).  Officer of 1
                                                                             registered investment company managed by Eaton Vance or
                                                                             BMR.

GEORGE C. PIERIDES      Vice President of Small-Cap   Since 2002             Managing Director of Fox.  Officer of 2 registered
12/16/57                Value Portfolio                                      investment companies managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON    President of Capital Growth,  Since 2002             Senior Vice President and Chief Equity Investment
10/26/57                Large-Cap Core, Large-Cap                            Officer of Eaton Vance and BMR.  Officer of 41
                        Value, Small-Cap Growth,                             registered investment companies managed by Eaton Vance
                        Special Equities and                                 or BMR.
                        Utilities Portfolios

JUDITH A. SARYAN        Vice President of Utilities   Since 1999             Vice President of Eaton Vance and BMR.  Previously,
8/21/54                 Portfolio                                            Portfolio Manager and Equity Analyst for State Street
                                                                             Global Advisors (1980-1999).  Officer of 23 registered
                                                                             investment companies managed by Eaton Vance or BMR.

                                       12

EDWARD E. SMILEY, JR.   Vice President of the Trust,  For the Trust since    Vice President of Eaton Vance and BMR.  Officer 36
10/5/44                 Small-Cap Growth Portfolio    1996; for Small-Cap    registered investment comopanies managed by Eaton
                        and Special Equities          Growth Portfolio       Vance or BMR.
                        Portfolio                     since 2000 and
                                                      Special Equities
                                                      Portfolio since
                                                      1996

*Prior to 2002, Ms. Anagnost served as Assistant Treasurer of Special Equities Portfolio since 1998, Mr. Austin served as Assistant Treasurer of Capital Growth, Investment Grade Income and Small-Cap Growth Portfolios since 2000, and of Large-Cap Value and Utilities Portfolios since 1993, and Ms. Kenyon served as Vice President of Investment Grade Income Portfolio since 2001.

Effective March 2003, the Board of Trustees established a new committee, the Governance Committee, which subsumed the functions of the Board's previously existing Nominating Committee. The Governance Committee of the Board of Trustees of the Trust and the Portfolios is comprised of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act ("noninterested Trustees"). Ms. Stout currently serves as the Governance Committee's chair. The purpose of the Committee is to undertake a periodic review of, and make recommendations with respect to, the Board's performance; Trustee compensation; appointment of new Trustees; identity, duties and composition of the various Board committees; development and maintenance of the Board's membership, structure and operations; policies and procedures adopted or approved by the Board to comply with regulatory requirements that relate to fund governance; and any other matters related to fund governance. Prior to its incorporation into the Governance Committee, the Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. In the fiscal year ended December 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ended December 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of each Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of all factors that it deemed material and assisted Fby the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.


                                                        Dollar Range of Equity Securities Owned by
                                                        ------------------------------------------

                      Jessica M.      James B.          Donald R.            Samuel L.        Norton H.    Lynn A.     Jack L.
     Fund Name       Bibliowicz(1)    Hawkes(1)         Dwight (2)           Hayes(2)         Reamer(2)    Stout(2)    Treynor(2)
     ---------       -------------    ---------         ----------           --------         ---------    --------    ----------
   Balanced Fund         None      $10,001-$50,000        None                 None             None        None         None
Large-Cap Core Fund      None            None             None                 None             None        None         None
Large-Cap Value Fund     None            None        over $100,000(3)          None             None        None         None
Small-Cap Growth Fund    None            None             None           $10,001-$50,000(3)     None        None         None
Small-Cap Value Fund     None            None             None                 None             None        None         None
Special Equities Fund    None            None         $1 - $10,000(3)          None             None        None         None
   Utilities Fund        None            None        $10,001-$50,000(3)        None             None        None         None

Aggregate Dollar
Range of Equity
Securities Owned
in all Registered
Funds Overseen by
Trustee in the
Eaton Vance Family      $10,001-         over             over                over             over        $10,001-       $1-
of Funds                $50,000        $100,000         $100,000            $100,000         $100,000      $50,000      $10,000

 (1) Interested Trustees.
 (2) Noninterested Trustees.
 (3) Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

 1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

 2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

 3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust or the Portfolios). During the fiscal year ended December 31, 2002, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                Jessica M.      Donald R.       Samuel L.       Norton H.       Lynn A.        Jack L.
 Source of Compensation         Bibliowicz      Dwight(3)         Hayes          Reamer         Stout(4)       Treynor
 ----------------------         ----------      ---------         -----          ------         --------       -------
         Trust(2)              $  4,769       $  4,469          $  4,937       $  4,410       $  4,723         $  4,964
 Capital Growth Portfolio         2,331          2,425             2,692          2,384          2,490            2,543
 Investment Grade Income
        Portfolio                 2,331          2,425             2,692          2,384          2,490            2,543
 Large-Cap Core Portfolio             0              0                 0              0              0                0
 Large-Cap Value Portfolio        2,790          2,966             3,316          2,916          3,081            3,182
Small-Cap Growth Portfolio           36             30                34             30             33               36
 Small-Cap Value Portfolio            0              0                 0              0              0                0
Special Equities Portfolio          990          1,301             1,410          1,271          1,258            1,227
    Utilities Portfolio           3,628          3,515             3,928          3,461          3,682            3,824
  Trust and Fund Complex        160,000        162,500(5)        180,000        160,000        160,000(6)       170,000

(1) As of May 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2002.
(3) Includes deferred compensation as follows: Capital Growth -- $1,337; Investment Grade Income -- $1,337; Large-Cap Value -- $1,634; Small-Cap Growth - $17; Special Equities -- $718; and Utilities -- $1,938.
(4) Includes deferred compensation as follows: Capital Growth -- $374; Investment Grade Income -- $374; Large-Cap Value -- $463; Small-Cap Growth
     - $5; Special Equities -- $190; and Utilities -- $554.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio. On May 1, 2002, Small-Cap Growth Fund changed its name from "Eaton Vance Small Company Growth Fund" to "Eaton Vance Small-Cap Growth Fund", and added Class B and Class C shares, and Large-Cap Value Fund changed its name from "Eaton Vance Growth & Income Fund" to "Eaton Vance Large-Cap Value Fund". On May 1, 2000, Small-Cap Growth Fund changed its name from "Eaton Vance Emerging Growth Fund" to "Eaton Vance Small Company Growth Fund" and prior to May 1, 1999, Small-Cap Growth Fund was known as "EV Traditional Emerging Growth Fund".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 for Large-Cap Value, Special Equities and Utilities Portfolios, February 28, 2000 for Capital Growth, Small-Cap Growth and Investment Grade Income Portfolios, March 18, 2002 for Small-Cap Value Portfolio and June 18, 2002 for Large-Cap Core Portfolio and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio and Special Equities Portfolio pay the investment adviser, see the prospectus. The following table sets forth the net assets of the foregoing Portfolios at December 31, 2002 and the advisory fees paid during the three fiscal years ended December 31, 2002.

                                                  Advisory Fee Paid for Fiscal Years Ended
                                                  ----------------------------------------

     Portfolio         Net Assets at 12/31/02      12/31/02        12/31/01       12/31/00
     ---------         ----------------------      --------        --------       --------
      Balanced                         *                  *              *      $  355,439*
    Capital Growth          $121,331,745         $  879,868      $  996,051        925,164
Investment Grade Income       94,066,158            574,909         629,144        534,838
    Large-Cap Value          326,770,745          1,940,419       1,428,222      1,039,127
   Special Equities           50,758,342            399,917         529,705        720,728

* Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio.

BMR has agreed to reduce the management fee payable by Utilities Portfolio under the Investment Advisory Agreement as follows:

                                               Annualized Fee Rate        Contractual
 Average Daily Net Assets for the Month          After Reduction      Annualized Fee Rate
 --------------------------------------        -------------------    -------------------
 Up to $500 million                                  0.6500%               0.7500%
 $500 million but less than $1 billion               0.6250%               0.6875%
 $1 billion but less than $1.5 billion               0.6000%               0.6250%
 $1.5 billion but less than $2 billion               0.5500%               0.5625%
 $2 billion but less than $3 billion                 0.5000%               0.5000%
 $3 billion and over                                 0.4375%               0.4375%

At December 31, 2002, the Utilities Portfolio had net assets of $351,077,768. For the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000, the Portfolio paid advisory fees of $2,376,627, $3,208,204 and $3,742,206, respectively.

Under its investment advisory agreement, Small-Cap Growth Portfolio pays BMR an investment advisory fee as follows:

                                            Annualized Fee Rate
 Average Daily Net Assets for the Month       (for each level)
 --------------------------------------     -------------------
 Up to $500 million                               0.7500%
 $500 million but less than $1 billion            0.6875%
 $1 billion but less than $1.5 billion            0.6250%
 $1.5 billion but less than $2 billion            0.5625%
 $2 billion but less than $3 billion              0.5000%
 $3 billion and over                              0.4375%

At December 31, 2002, Small-Cap Growth Portfolio had net assets of $19,759,101. For the fiscal years ended December 31, 2002 and December 31, 2001, the Portfolio paid advisory fees of $142,623 and $94,810, respectively. For the period from the start of business, May 1, 2000, to December 31, 2000, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $12,665. BMR made a reduction of the full amount of its advisory fee earned during the period May 1, 2000 to December 31, 2000. Prior to May 1, 2000, the Fund retained Eaton Vance to manage its assets under an advisory agreement substantially identical to the Portfolio's advisory agreement with BMR. For the period January 1, 2000 to April 30, 2000, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $2,153. Eaton Vance made a reduction of the full amount of its advisory fee during the foregoing period.

For a description of the compensation that Small-Cap Value Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                             Annual Fee Rate
 Average Daily Net Assets for the Month     (for each level)
 --------------------------------------     ----------------
 $500 million but less than $1 billion          0.9375%
 $1 billion but less than $2.5 billion          0.8750%
 $2.5 billion but less than $5 billion          0.8125%
 $5 billion and over                            0.7500%

Pursuant  to the  Investment  Sub-Advisory  Agreement  between BMR and Fox Asset
Management Inc. ("Fox"), BMR pays the following compensation to Fox for providing sub-advisory services to Small-Cap Value Portfolio:

                                            Annual Fee Rate
 Average Daily Net Assets for the Month     (for each level)
 --------------------------------------     ----------------
 up to $500 million                             0.75000%
 $500 million but less than $1 billion          0.71875%
 $1 billion but less than $2.5 billion          0.68750%
 $2.5 billion but less than $5 billion          0.65625%
 $5 billion and over                            0.62500%

At December 31, 2002, Small-Cap Value Portfolio had net assets of $2,163,448. For the period from the start of business, June 28, 2002, to December 31, 2002, the advisory fee amounted to $2,719. During the period, Eaton Vance was allocated $31,802 of Small-Cap Value Portfolio's operating expenses. In addition, BMR paid Fox sub-advisory fees of $2,035 for the same period

For a description of the compensation that Large-Cap Core Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

                                            Annual Fee Rate
 Average Daily Net Assets for the Month     (for each level)
 --------------------------------------     ----------------
 $500 million but less than $1 billion           0.625%
 $1 billion but less than $2.5 billion           0.600%
 $2.5 billion and over                           0.575%

At December 31, 2002, Large-Cap Core Portfolio had net assets of $5,698,758. For the period from the start of business, September 9, 2002, to December 31, 2002, Large-Cap Core Portfolio paid advisory fees of $5,456.

Each Investment Advisory Agreement and the Investment Sub-Advisory Agreement for Small-Cap Value Portfolio with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund. Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund are each authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund at December 31, 2002 and the administration fees paid during the three fiscal years ended December 31, 2002.

                                                  Administration Fee Paid for Fiscal Years Ended
                                                  ----------------------------------------------

        Fund              Net Assets at 12/31/02      12/31/02        12/31/01       12/31/00
        ----              ----------------------      --------        --------       --------
Large-Cap Core Fund(1)          $5,815,313            $1,215(3)         N/A            N/A
Small-Cap Growth Fund           11,003,969                 0(4)         0(4)        $1,656(4)(6)
Small-Cap Value Fund(2)          2,087,903               341(5)         N/A            N/A

(1) For the period from the start of business, September 9, 2002, to December 31, 2002. In addition, the Administrator was allocated $70,203 of Fund expenses during the period.
(2) For the period from the start of business, June 28, 2002, to December 31, 2002. In addition, the Administrator was allocated $53,685 of Fund expenses during the period.
(3) For the period from the start of business, September 9, 2002, to December 31, 2002.
(4) For the years ended December 31, 2002 and December 31, 2001, absent a fee reduction, Small-Cap Growth Fund would have paid Eaton Vance $15,772 and $8,504, respectively. For the fiscal years ended December 31, 2002, 2001 and 2000, Eaton Vance voluntarily agreed to waive and/or reimburse $75,236, $51,336 and $62,321, respectively of Small-Cap Growth Fund's operating expenses.
(5) For the period from the start of business, June 28, 2002, to December 31, 2002.
(6)  For the period from May 1, 2000 to December 31, 2000.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2002, Eaton Vance was paid as follows by the transfer agent for sub-transfer agency services performed on behalf of each Fund:

 Balanced     Large-Cap Core     Large-Cap Value     Small-Cap Growth     Small-Cap Value     Special Equities     Utilities
 $10,970            -0-              $15,152              $1,108                $36                $5,524           $14,037

Information About Fox. Fox, an indirect majority-owned subsidiary of Eaton Vance, is a New Jersey based registered investment adviser that manages equity, fixed-income and balanced portfolios. The Managing Directors of Fox are George
C. Pierides, John R. Sampson and James O'Mealia. J. Peter Skirkanich is President and Chief Investment Officer. Fox's address is 44 Sycamore Avenue, Little Silver, New Jersey.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent accountants for Eaton Vance Large-Cap Core Fund and Eaton Vance Small-Cap Value Fund and their respective portfolios, and PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, is the independent accountants for Eaton Vance Balanced Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Small-Cap Growth Fund, Eaton Vance Special Equities Fund and Eaton Vance Utilities Fund and their respective Portfolios. The independent accountants provide audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by IBT (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for

Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases At Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased
(i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund Class B shares held for eight years (the "holding period") will automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter

(an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B of each Fund except Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund) and 6.25% (in the case of Class C of each Fund and Class B of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on: June 23, 1997 for Balanced, Large-Cap Value, Small-Cap Growth, Special Equities and Utilities Funds; March 18, 2002 for Small-Cap Value Fund; and June 18, 2002 for Large-Cap Core Fund. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/ or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended December 31, 2002.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Certain investments of a Portfolio may bear original issue discount or market discount for tax purposes, which will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by such Portfolio and, in order to avoid a tax payable by a Fund which invests in such Portfolio, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to shareholders.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended December 31, 2002, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                                                             Commissions Paid
                                                                                 Amount of Transactions       on Transactions
                                                                                    Directed to Firms        Directed to Firms
                        Brokerage Commissions Paid for the Fiscal Year Ended       Providing Research       Providing Research
                        ----------------------------------------------------       ------------------       ------------------
      Portfolio               12/31/02         12/31/01         12/31/00                12/31/02                 12/31/02
      ---------               --------         --------         --------                --------                 --------
Balanced                             *               *       $  322,362*                         *                      *
Capital Growth**            $1,576,925        $606,952          607,800*            $  610,159,749             $1,553,455
Investment Grade Income             -0-             -0-              -0-*                       -0-                    -0-
Large-Cap Core(1)                5,033             N/A              N/A                  6,054,967                  5,033
Large-Cap Value**            1,664,020         547,945          727,299              1,119,134,527              1,592,775
Small-Cap Growth(2)**          193,541           9,563            4,225                 83,422,849                192,753
Small-Cap Value(1)               4,763             N/A              N/A                  1,002,045                  2,539
Special Equities**             565,426          48,541          119,607                226,515,513                562,073
Utilities                    1,749,458       2,018,783        1,271,399                910,667,817              1,691,148

* Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio.
** The increase in brokerage commissions paid by the Portfolio during the most recent fiscal year resulted from increased volatility in the equity markets and/or modification of sector weightings during the year.
(1) For the period from the start of business, September 9, 2002 for Large-Cap Core Portfolio and June 28, 2002 for Small-Cap Value Portfolio, to December 31, 2002.
(2) Prior to May 1, 2000, Small-Cap Growth Fund retained Eaton Vance to manage its assets. Brokerage commissions were paid by the Portfolio during the period May 1, 2000 to December 31, 2000, and by the Fund for the period January 1, 2000 to April 30, 2000.


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' report for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended December 31, 2002, as previously filed electronically with the SEC:

                            Eaton Vance Balanced Fund
                            Capital Growth Portfolio
                        Investment Grade Income Portfolio
                      (Accession No. 0001047469-03-007346)
                         Eaton Vance Large-Cap Core Fund
                            Large-Cap Core Portfolio
                      (Accession No. 0001047469-03-008164)
                        Eaton Vance Large-Cap Value Fund
                            Large-Cap Value Portfolio
                      (Accession No. 0001047469-03-007075)
                        Eaton Vance Small-Cap Growth Fund
                           Small-Cap Growth Portfolio
                      (Accession No. 0001047469-03-007131)
                        Eaton Vance Small-Cap Value Fund

                           Small-Cap Value Portfolio
                      (Accession No. 0001047469-03-007127)
                        Eaton Vance Special Equities Fund
                           Special Equities Portfolio
                      (Accession No. 0001047469-03-007582)
                           Eaton Vance Utilities Fund
                               Utilities Portfolio
                      (Accession No. 0001047469-03-007055)

                                                                      APPENDIX A
                      Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended December 31, 2002, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                     Sales Charges    Sales Charges                    Service Fees Paid   Repurchase Transaction
                      Total Sales    to Investment    to Principal     Total Service     to Investment     Fees Paid to Principal
Fund                  Charges Paid      Dealers        Underwriter      Fees Paid           Dealers             Underwriter
----                  ------------      -------        -----------      ---------           -------             -----------
Balanced                $128,059        $112,195         $15,864         $357,162          $161,931              $2,245.00
Large-Cap Core*            6,481           5,679             802            1,321               163                  10.00
Large-Cap Value          844,418         726,242         118,176          449,050           210,974                   0
Small-Cap Growth         153,904         134,730          19,174           24,715             6,738               1,280.00
Small-Cap Value*           1,256           1,048             208              370                11                   2.50
Special Equities          39,187          33,708           5,479          131,808            60,958                   0
Utilities                224,704         193,106          31,598          773,976           667,158               7,442.50

*For the period from the start of business, September 9, 2002 for Large-Cap Core Fund and June 28, 2002 for Small-Cap Value Fund, to December 31, 2002.

For the fiscal years ended December 31, 2001 and December 31, 2000, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

                                        December 31, 2001                           December 31, 2000
                    December 31, 2001   Sales Charges to      December 31, 2000     Sales Charges to
                      Total Sales           Principal           Total Sales            Principal
Fund                  Charges Paid         Underwriter         Charges Paid           Underwriter
----                  ------------         -----------         ------------           -----------
Balanced                $91,134              $13,117              $79,401               $11,119
Large-Cap Value         549,435               77,077               62,939                 9,213
Small-Cap Growth        188,399               24,919               57,327*                8,114*
Special Equities         62,651                7,890              109,106                16,226
Utilities               270,948               39,736              294,919                39,571

* For the period from the start of business, May 1, 2000, to December 31, 2000.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund                                                                       Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -14.70%       -0.87%          6.47%
Before Taxes and Including Maximum Sales Charge                                        -19.60%       -2.03%          5.85%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -15.01%       -3.12%          3.53%
After Taxes on Distributions and Including Maximum Sales Charge                        -19.89%       -4.26%          2.92%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -8.99%       -0.79%          4.47%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -12.00%       -1.71%          3.94%

Large-Cap Core Fund                                                                 Length of Period Ended December 31, 2002
Average Annual Total Return:                                                                        Life of Fund*
----------------------------                                                                        -------------
Before Taxes and Excluding Maximum Sales Charge                                                        0.30%
Before Taxes and Including Maximum Sales Charge                                                       -5.47%
  The Fund commenced operations of Class C shares on September 9, 2002.

Large-Cap Value Fund                                                                Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -15.78%        4.37%          9.96%
Before Taxes and Including Maximum Sales Charge                                        -20.64%        3.14%          9.32%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -16.12%        2.78%          6.89%
After Taxes on Distributions and Including Maximum Sales Charge                        -20.96%        1.57%          6.26%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -9.67%        3.36%          7.13%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -12.65%        2.35%          6.56%

Small-Cap Growth Fund                                                               Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year*    Five Years*    Life of Fund*
----------------------------                                                          ---------    -----------    -------------
Before Taxes and Excluding Maximum Sales Charge                                        -33.92%        4.41%           6.75%
Before Taxes and Including Maximum Sales Charge                                        -37.74%        3.18%           5.70%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -33.92%        2.00%           4.06%
After Taxes on Distributions and Including Maximum Sales Charge                        -37.74%        0.80%           3.03%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -20.83%        3.26%           5.22%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -23.17%        2.61%           4.34%
  The Fund commenced operations on January 2, 1997.

Small-Cap Value Fund                                                                Length of Period Ended December 31, 2002
Average Annual Total Return:                                                                        Life of Fund*
----------------------------                                                                        -------------
Before Taxes and Excluding Maximum Sales Charge                                                       -9.20%
Before Taxes and Including Maximum Sales Charge                                                      -14.42%
  The Fund commenced operations of Class A shares on June 28, 2002.

Special Equities Fund                                                               Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -32.88%       -5.21%          2.00%
Before Taxes and Including Maximum Sales Charge                                        -36.78%       -6.33%          1.40%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -32.88%       -7.00%         -0.89%
After Taxes on Distributions and Including Maximum Sales Charge                        -36.78%       -8.11%         -1.48%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -20.19%       -3.25%          1.52%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -22.58%       -4.12%          1.02%

Utilities Fund                                                                      Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -12.50%        5.65%          7.20%
Before Taxes and Including Maximum Sales Charge                                        -17.51%        4.39%          6.57%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -13.47%        2.90%          4.07%
After Taxes on Distributions and Including Maximum Sales Charge                        -18.42%        1.68%          3.45%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -7.68%        4.37%          4.95%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -10.75%        3.34%          4.40%

Control Persons and Principal Holders of Securities. At April 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Large-Cap Core Fund     Eaton Vance Management                          Boston, MA              34.4%
                        EV Master Trust for Retirement Plans -
                          Eaton Vance Management Savings Plan           Glastonbury, CT          7.5%
                        Pershing LLC                                    Jersey City, NJ          5.6%
Large-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jersey City, NJ          7.3%
Small-Cap Growth Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        17.6%
Small-Cap Value Fund    LPL Financial Services                          San Diego, CA           30.8%
                        Robert W. Baird & Co. Inc.                      Milwaukee, WI            9.9%
                        LPL Financial Services                          San Diego, CA            8.2%
Utilities Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        19.5%

The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                  Commissions
                    Paid by                                     Uncovered                                      Repurchase
                   Principal    Distribution                   Distribution                   Service Fees     Transaction
                  Underwriter   Feed Paid to   CDSC Paid to    Charges (as a                    Paid to       Fees Paid to
                 to Investment    Principal     Principal       % of Class         Service     Investment      Principal
Fund                Dealers      Underwriter   Underwriter      Net Assets)         Fees        Dealers        Underwriter
----             -------------  ------------   ------------    -------------       -------    ------------    ------------
Balanced             $90,858     $284,445        $84,000       $839,000 (2.4%)    $94,853       $87,097         $3,102.50
Large-Cap Core*       24,279        1,185              0         37,000 (2.3%)        390           153              0
Large-Cap Value    1,184,409      630,811        251,000      3,356,000 (3.8%)    210,331       132,418         6,597.50
Small-Cap Growth       6,446          720              0         14,000 (3.0%)        240            91            10.00
Small-Cap Value*       4,468          467              0         13,000 (5.1%)        155            71             0
Special Equities      44,645       46,755         21,000        335,000 (8.8%)     15,590        12,367           587.50
Utilities            238,237      346,672        106,000        710,000 (1.6%)    115,583        98,273         2,850.00

* For the period from the start of business, September 9, 2002 for Large-Cap Core Fund and June 28, 2002 for Small-Cap Value Fund, to December 31, 2002.

Performance Information. The tables below indicate the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large-Cap Core Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund                                                                       Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -15.38%       -1.64%          5.59%
Before Taxes and Including Maximum Sales Charge                                        -19.60%       -1.94%          5.59%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -15.44%       -2.99%          3.92%
After Taxes on Distributions and Including Maximum Sales Charge                        -19.66%       -3.30%          3.92%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -9.39%       -1.33%          4.18%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -11.98%       -1.56%          4.18%
  Predecessor Fund commenced operations on November 2, 1993.

Large-Cap Core Fund                                                                 Length of Period Ended December 31, 2002
Average Annual Total Return:                                                                        Life of Fund
----------------------------                                                                        ------------
Before Taxes and Excluding Maximum Sales Charge                                                        0.00%
Before Taxes and Including Maximum Sales Charge                                                       -5.00%
  The Fund commenced operations of Class B shares on September 9, 2002.

Large-Cap Value Fund                                                                Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -16.41%        3.57%          8.97%
Before Taxes and Including Maximum Sales Charge                                        -20.58%        3.25%          8.97%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -16.50%        2.40%          7.25%
After Taxes on Distributions and Including Maximum Sales Charge                        -20.67%        2.07%          7.25%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -10.07%        2.85%          7.01%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -12.63%        2.59%          7.01%
  Predecessor Fund commenced operations on August 17, 1994.

Small-Cap Growth Fund                                                               Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years*    Life of Fund
----------------------------                                                          --------     -----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                        -34.93%        4.09%          6.48%
Before Taxes and Including Maximum Sales Charge                                        -38.18%        3.80%          6.36%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -34.93%        2.66%          4.93%
After Taxes on Distributions and Including Maximum Sales Charge                        -38.18%        2.35%          4.81%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -21.45%        4.56%          6.33%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -23.44%        4.33%          6.24%
  The Fund commenced operations of Class B Shares on May 7, 2002.

Small-Cap Value Fund                                                                Length of Period Ended December 31, 2002
Average Annual Total Return:                                                                        Life of Fund
----------------------------                                                                        ------------
Before Taxes and Excluding Maximum Sales Charge                                                       -6.60%
Before Taxes and Including Maximum Sales Charge                                                      -11.27%
  The Fund commenced operations of Class B shares on July 9, 2002.

Special Equities Fund                                                               Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -33.33%       -5.76%          0.65%
Before Taxes and Including Maximum Sales Charge                                        -36.67%       -6.07%          0.65%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -33.33%       -6.63%         -0.47%
After Taxes on Distributions and Including Maximum Sales Charge                        -36.67%       -6.95%         -0.47%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -20.47%       -4.07%          0.60%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -22.51%       -4.30%          0.60%
  Predecessor Fund commenced operations on August 22, 1994.

Utilities Fund                                                                      Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -13.24%        4.83%          7.00%
Before Taxes and Including Maximum Sales Charge                                        -17.49%        4.56%          7.00%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -13.98%        2.67%          4.68%
After Taxes on Distributions and Including Maximum Sales Charge                        -18.23%        2.37%          4.68%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -8.13%        3.84%          5.17%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -10.47%        3.61%          5.17%
  Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At April 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         7.3%
Large-Cap Core Fund     First Cleaning Corp. - James J. Fleming Jr. & Lori Fleming      Churchville, PA          6.7%
                        Scott E. Matthews & Janice D. Matthews JTWROS                   Mission, TX              5.7%
                        Rodolfo A. Saca                                                 Harlingen, TX            5.6%
Large-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        12.0%
Small-Cap Growth Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        21.5%
                        First Cleaning Corp.                                            Bismarck, ND            10.9%
                        Painewebber FBO L14 Partnership, LT9                            Dallas, TX               6.5%
Small-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        15.1%
                        Huntleigh Securities - William C. West                          St. Louis, MO            9.2%
                        Pershing LLC                                                    Jersey City, NJ          8.3%
Special Equities Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        19.3%
                        Prudential Securities INc. FBO Ruth B. Battel                   Mahway, NJ               5.6%
Utilities Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        16.9%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX C

                     Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                  Commissions
                    Paid by                                     Uncovered                                      Repurchase
                   Principal    Distribution                   Distribution                   Service Fees     Transaction
                  Underwriter   Feed Paid to   CDSC Paid to    Charges (as a                    Paid to       Fees Paid to
                 to Investment    Principal     Principal       % of Class         Service     Investment      Principal
Fund                Dealers      Underwriter   Underwriter      Net Assets)         Fees        Dealers        Underwriter
----             -------------  ------------   ------------    -------------       -------    ------------    ------------
Balanced             $52,517      $51,418           $299     $1,397,000 (20.1%)   $17,139       $13,049          $460.00
Large-Cap Core*          618          842              0         23,000 (2.0%)        278           155             0
Large-Cap Value      116,341      237,793         17,000      6,555,000 (15.3%)    79,264        29,039         1,710.00
Small-Cap Growth          39        2,632              0         64,000 (5.7%)        876            10            35.00
Small-Cap Value*          85          121              0          2,000 (2.2%)         40            21             2.50
Special Equities      19,184       36,650          4,000      1,017,000 (26.6%)    12,117         4,783           847.50
Utilities             58,381       70,333          4,000      1,912,000 (16.8%)    23,444        14,622           737.50

*For the period from the start of business, September 9, 2002 for Large-Cap Core Fund and June 28, 2002 for Small-Cap Value Fund, to December 31, 2002.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large- Cap Core Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund                                                                       Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -15.40%       -1.68%          5.30%
Before Taxes and Including Maximum Sales Charge                                        -16.24%       -1.68%          5.30%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -15.47%       -3.06%          3.65%
After Taxes on Distributions and Including Maximum Sales Charge                        -16.31%       -3.06%          3.65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -9.40%       -1.35%          4.00%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          -9.92%       -1.35%          4.00%
  Predecessor Fund commenced operations on November 2, 1993.

Large-Cap Core Fund                                                                 Length of Period Ended December 31, 2002
Average Annual Total Return:                                                                        Life of Fund
----------------------------                                                                        ------------
Before Taxes and Excluding Maximum Sales Charge                                                        0.10%
Before Taxes and Including Maximum Sales Charge                                                       -0.90%
  The Fund commenced operations of Class C shares on September 9, 2002.

Large-Cap Value Fund                                                                Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -16.34%        3.52%          8.74%
Before Taxes and Including Maximum Sales Charge                                        -17.18%        3.52%          8.74%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -16.44%        2.12%          6.41%
After Taxes on Distributions and Including Maximum Sales Charge                        -17.27%        2.12%          6.41%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -10.03%        2.81%          6.57%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -10.54%        2.81%          6.57%
  Predecessor Fund commenced operations on November 4, 1994.

Small-Cap Growth Fund                                                               Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year*    Five Years*    Ten Years*
----------------------------                                                          ---------    -----------    ----------
Before Taxes and Excluding Maximum Sales Charge                                        -34.43%        4.25%          6.61%
Before Taxes and Including Maximum Sales Charge                                        -35.09%        4.25%          6.61%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -34.43%        2.81%          5.07%
After Taxes on Distributions and Including Maximum Sales Charge                        -35.09%        2.81%          5.07%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -21.14%        4.67%          6.44%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -21.54%        4.67%          6.44%
  The Fund commenced operations of Class C shares on May 3, 2002.

Small-Cap Value Fund                                                                Length of Period Ended December 31, 2002
Average Annual Total Return:                                                                        Life of Fund
----------------------------                                                                        ------------
Before Taxes and Excluding Maximum Sales Charge                                                       -6.80%
Before Taxes and Including Maximum Sales Charge                                                       -7.73%
  The Fund commenced operations of Class C shares on July 3, 2002.

Special Equities Fund                                                               Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -33.37%       -5.70%          0.76%
Before Taxes and Including Maximum Sales Charge                                        -34.04%       -5.70%          0.76%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -33.37%       -6.89%         -1.27%
After Taxes on Distributions and Including Maximum Sales Charge                        -34.04%       -6.89%         -1.27%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         -20.49%       -3.86%          0.62%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         -20.90%       -3.86%          0.62%
  Predecessor Fund commenced operations on November 17, 1994.

Utilities Fund                                                                      Length of Period Ended December 31, 2002
Average Annual Total Return:                                                          One Year     Five Years     Ten Years
----------------------------                                                          --------     ----------     ---------
Before Taxes and Excluding Maximum Sales Charge                                        -13.24%        4.82%          6.78%
Before Taxes and Including Maximum Sales Charge                                        -14.09%        4.82%          6.78%
After Taxes on Distributions and Excluding Maximum Sales Charge                        -13.92%        2.78%          4.75%
After Taxes on Distributions and Including Maximum Sales Charge                        -14.77%        2.78%          4.75%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge          -8.13%        3.83%          5.10%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge          -8.65%        3.83%          5.10%
  Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At April 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        13.5%
Large-Cap Core Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        14.1%
                        Wexford Clearing Services Corp. FBO Gary D. Mitchell            Anderson, SC            13.4%
                        Davenport & Company LLC - W. Kyle Anderson & Amy L. Anderson    Williamsburg, VA         7.1%
                        American Enterprise Investment Svcs                             Minneapolis, MN          7.1%
                        American Enterprise Investment Svcs                             Minneapolis, MN          6.7%
Large-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        32.7%
Small-Cap Growth Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        15.0%
                        Prudential Securities Inc. FBO Faegre & Benson Retirement Tr.
                        401K dtd 12/26/84 FBO Mr. Gale R. Mellum                        Minneapolis, MN         13.9%
                        Prudential Securities Inc. FBO Mr. John A. Freeburg             Ramsey, MN               5.2%
Small-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        57.0%
                        Southwest Securities Inc. FBO Woodrow Richard Stubbs
                        Charitable Remainder Trust - Woodrow Richard Stubbs Trustee     Dallas, TX              12.9%
                        Southwest Securities Inc. FBO Woodrow Richard Stubbs
                        Receivable Trust - Woodrow Richard Strubbs Trustee              Dallas, TX               6.7%
Special Equities Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        46.0%
Utilities Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        21.7%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             May 1, 2003




                          EATON VANCE EMERGING MARKETS
                                      FUND


                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and the Portfolio. Each Fund is a series of Eaton Vance Special Investment Trust ("Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                 Page                                       Page
Strategies and Risks               2      Purchasing and Redeeming Shares    17
Investment Restrictions            6      Sales Charges                      18
Management and Organization        8      Performance                        21
Investment Advisory and                   Taxes                              22
 Administrative Services          13      Portfolio Securities Transactions
Other Service Providers           16       Transactions                      24
Calculation of Net Asset Value    17      Financial Statements               26

          Appendix A: Class A Fees, Performance and Ownership      27
          Appendix B: Class B Fees, Performance and Ownership      29


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A FUND'S RELEVANT PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.



(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Portfolio's policy of investing at least 80% of net assets in equity securities of companies located in emerging market countries, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; depositary receipts; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service. Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in emerging market countries, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments.

SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Emerging Market Countries (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Countries are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. Governmental actions can have a significant effect on the economic conditions in the Countries, which could adversely affect the value and liquidity of investments. Although some governments in Emerging Market Countries have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.






The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for all such options held would be so invested.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable the sale of listed securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2002, the portfolio turnover rate of the Portfolio was 76%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;

     (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

     (3)  Underwrite securities of other issuers;

     (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;

     (5)  Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements and (c) lending portfolio securities;

     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in anyone industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party's classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policy has been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Messrs. Lloyd George, Chen and Kerr, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Messrs. Lloyd George, Chen and Kerr is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.


                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee of the  Since 1998          President and Chief Executive           186           None
11/28/59               Trust                               Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee of the  Of the Trust since  Chairman, President and Chief           191           Director of EVC
11/9/41                Trust; Trustee  1989; of the        Executive Officer of BMR, Eaton
                       and Vice        Portfolio since     Vance, EVC and EV; Director of EV;
                       President of    1994                Vice President and Director of EVD.
                       the Portfolio                       Trustee and/or officer of 191
                                                           registered investment companies
                                                           in the Eaton Vance Fund Complex. Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust and the
                                                           Portfolio.

HON. ROBERT LLOYD      President and   Since 1994          Chief Executive Officer of Lloyd          5           None
GEORGE                 Trustee of the                      George Management (B.V.I.) Limited
8/13/52                Portfolio                           (LGM) and Lloyd George. Chairman of
                                                           LGM. Mr. Lloyd George is an interested
                                                           person because of his positions with
                                                           LGM and Lloyd George, which are
                                                           affiliates of the Portfolio.

Noninterested Trustees

EDWARD K.Y. CHEN       Trustee of the  Since 1994          President of Lingnan University in       5            Director of First
1/14/45                Portfolio                           Hong Kong.                                            Pacific Company,
                                                                                                                 Asia Satellite
                                                                                                                 Telecommunications
                                                                                                                 Holdings Ltd. and
                                                                                                                 Wharf Holdings
                                                                                                                 Limited (property
                                                                                                                 management and
                                                                                                                 communications)

DONALD R. DWIGHT       Trustee         Of the Trust since  President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                1989; of the        (corporate relations and                              the Royce Funds
                                       Portfolio since     communications company).                              (consisting of 17
                                       1996                                                                      portfolios)

SAMUEL L. HAYES, III   Trustee         Of the Trust since  Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                1989; of the        Investment Banking Emeritus,                          & Co. (specialty
                                       Portfolio since     Harvard University Graduate                           retailer) and
                                       1994                School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunications
                                                                                                                 services company)

                                       8

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

NORTON H. REAMER       Trustee         Of the Trust        President, Unicorn Corporation           191           None
9/21/35                                since 1989; of      (an investment and financial
                                       the Portfolio       advisory services company) since
                                       since 1996          September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            185           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee of the  Since 1989      Investment Adviser and Consultant.          170           None
2/21/30                Trust

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
THOMAS E. FAUST JR.    President of the Trust       Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment  Officer of Eaton Vance and
                                                                                BMR and Director  of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC,  Belcrest Capital Fund LLC,
                                                                                Belmar  Capital Fund  LLC and  Belport  Capital Fund
                                                                                LLC (private investment companies sponsored by Eaton
                                                                                Vance).  Officer   of   51   registered   investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM WALTER         Vice President of the        Since 1994                  Director, Finance Director and Chief Operating
RALEIGH KERR           Portfolio                                                Officer of Lloyd George. Director of LGM. Officer of
8/17/50                                                                         4 registered investment companies  managed  by Eaton
                                                                                Vance or BMR.

DUKE E. LAFLAMME       Vice President of the        Since 2001                  Vice  President of Eaton Vance and BMR.  Officer  of
7/8/69                 Trust                                                    11 registered  investment companies managed by Eaton
                                                                                Vance or BMR.

THOMAS H. LUSTER       Vice President of the        Since 2002                  Vice President of  Eaton Vance and  BMR. Officer of
4/8/62                 Trust                                                    13  registered investment companies managed by Eaton
                                                                                Vance or BMR.

EDWARD E. SMILEY, JR.  Vice President of the        Since 1998                  Vice  President of  Eaton Vance and  BMR. Officer of
10/5/44                Trust                                                    36 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer of the Trust       Since 1989                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

KRISTIN S. ANAGNOST    Treasurer of the Portfolio   Since 2002*                 Assistant  Vice  President  of Eaton  Vance and BMR.
6/12/65                                                                         Officer  of  108  registered   investment  companies
                                                                                managed by Eaton Vance or BMR.

ALAN R. DYNNER         Secretary                    Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

* Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.









Effective March 2003, the Board of Trustees established a new committee, the Governance Committee, which subsumed the functions of the Board's previously existing Nominating Committee. The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act ("noninterested Trustees"). Ms. Stout currently serves as the Governance Committee's chair. The purpose of the Committee is to undertake a periodic review of, and make recommendations with respect to, the Board's performance; Trustee compensation; appointment of new Trustees; identity, duties and composition of the various Board committees; development and maintenance of the Board's membership, structure and operations; policies and procedures adopted or approved by the Board to comply with regulatory requirements that relate to fund governance; and any other matters related to fund governance. Prior to its incorporation into the Governance Committee, the Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. In the fiscal year ended December 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Dwight (Chairman), Chen and Hayes are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened once.

Messrs.  Hayes  (Chairman),  Dwight,  Reamer  and Ms.  Stout are  members of the
Special Committee of the Board of Trustees of the Trust. Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended December 31, 2002, the Special Committee convened four times.

In reviewing the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     * An independent report comparing the fees and expenses of the Fund to a peer group of funds;
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Lloyd George's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's and Lloyd George's compliance efforts undertaken on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates, including Lloyd George;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's and Lloyd George's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, including Lloyd George, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                      Aggregate Dollar Range of
                                                      Equity Securities Owned in
                            Dollar Range of Equity       All Registered Funds
                             Securities Owned in      Overseen by Trustee in the
Name of Trustee                    the Fund            Eaton Vance Fund Complex
-------------------                --------            ------------------------

INTERESTED TRUSTEES
Jessica M. Bibliowicz                None                  $10,001 - $50,000
James B. Hawkes                  over $100,000               over $100,000

NONINTERESTED TRUSTEES
Donald R. Dwight                     None                    over $100,000
Samuel L. Hayes, III                 None                    over $100,000
Norton H. Reamer                     None                    over $100,000
Lynn A. Stout                        None                  $10,001 - $50,000
Jack L. Treynor                      None                    $1 - $10,000


As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended December 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                           Jessica M.     Edward K.Y.     Donald R.     Samuel L.     Norton H.     Lynn A.     Jack L.
Source of Compensation     Bibliowicz        Chen          Dwight         Hayes        Reamer        Stout      Treynor
----------------------     ----------        ----          ------         -----        ------        -----      -------
      Trust(2)              $  4,769          N/A         $  4,469      $  4,937      $  4,410      $  4,723    $  4,964
      Portfolio                 N/A         $ 5,000             30            34            30         N/A         N/A
        Total                160,000         27,475        162,500(3)    180,000       160,000       160,000(4)  170,000

(1) As of May 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust  consisted  of 11 Funds as of December  31,  2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on January 18, 1994 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

   Category     Average Daily Net Assets for the Month     Annual Fee Rate
   --------     --------------------------------------     ---------------
      2         $500 million, but less than $1 billion           0.70%
      3         $1 billion, but less than $1.5 billion           0.65%
      4         $1.5 billion but less than $2 billion            0.60%
      5         $2 billion but less than $3 billion              0.55%
      6         $3 billion and over                              0.50%

The following table sets forth the net assets of the Portfolio and the advisory fees paid by the Portfolio during the three fiscal years ended December 31, 2002.


  Net Assets at               Advisory Fee Paid for Fiscal Years Ended
                              ----------------------------------------
December 31, 2002     December 31, 2002   December 31, 2001   December 31, 2000
-----------------     -----------------   -----------------   -----------------
   $20,152,206           $134,146(1)          $104,839            $119,342(2)

(1)  Reflects a fee reduction of $39,036.
(2)  Reflects a fee reduction of $8,588.


In addition, for the fiscal year ended December 31, 2002, the investment adviser assumed $13,019 of the Portfolio's operating expenses. For each of the three fiscal years ended December 31, 2002, 2001 and 2000, the investment adviser assumed $4,976, $18,531 and $1,078, respectively, of the Fund's operating expenses.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with Emerging Markets Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from Emerging Markets Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of Emerging Markets Fund or the Portfolio throughout the month in each Category as indicated below:


  Category     Average Daily Net Assets for the Month     Annual Fee Rate
  --------     --------------------------------------     ---------------
     1         less than $500 million                         0.25000%
     2         $500 million, but less than $1 billion         0.23333%
     3         $1 billion, but less than $1.5 billion         0.21667%
     4         $1.5 billion but less than $2 billion          0.20000%
     5         $2 billion but less than $3 billion            0.18333%
     6         $3 billion and over                            0.16667%


As  of  December  31,  2002,  the  Emerging  Markets  Fund  had  net  assets  of
$17,252,239. For the fiscal year ended December 31, 2002, the Fund paid management fees of $33,561 of its average daily net assets. During the period, the manager was allocated $3,317 of the Fund's operating expenses. For the fiscal year ended December 31, 2001, the management fee amounted to $21,434 of average daily net assets and the manager assumed $12,354 of the Fund's operating expenses. For the fiscal year ended December 31, 2000, the management fee amounted to $27, 568 of the Fund's average daily net assets for the year. During that period, the manager assumed $719 of the Fund's operating expenses.

For the fiscal year ended December 31, 2002, the administration fee amounted to $44,668 of the Portfolio's average daily net assets. Eaton Vance waived $18,503 of its administration fee and was allocated $8,680 of the Portfolio's operating expenses. For the fiscal year ended December 31, 2001, the administration fee amounted to $34,923 of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2000, the administration fee amounted to $39,883 of the Portfolio's average daily net assets. Eaton Vance made a reduction of this fee in the amount of $1,976.

Eaton Vance's management contract with Emerging Markets Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of Emerging Markets Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to Emerging Markets Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to Emerging Markets Fund or the Portfolio for any loss incurred.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2002, Eaton Vance was paid $1,369 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter, the manager or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of Emerging Markets Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of

Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased
(i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Each Fund's shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.








Present and prospective investors may be provided with information on investing in equity securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended December 31, 2002, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                               Commissions Paid
                                     Amount of Transactions    on Transactions
   Fiscal Year        Brokerage        Directed to Firms      Directed to Firms
       End         Commission Paid     Providing Research     Providing Research
   -----------     ---------------   ----------------------   ------------------
December 31, 2002      $94,868             $11,020,446             $42,635

December 31, 2001      $97,456

December 31, 2000      $58,345

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 2002, as
previously    filed    electronically    with    the    SEC    (Accession    No.
0001047469-03-007897).

                                                                    APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.


                                  Sales Charges    Distribution Fee                       Service Fees     Repurchase Transaction
Total Sales    Sales Charges to   to Principal          Paid to         Total Service       Paid to             Fees Paid to
Charges Paid  Investment Dealers   Underwriter   Principal Underwriter    Fees Paid    Investment Dealers  Principal Underwriter
------------  ------------------  -------------  ---------------------  -------------  ------------------  ----------------------
  $ 77,593         $ 67,715           $ 9,878          $ 29,688            $ 7,294          $ 4,873                $ 665

For the fiscal years ended December 31, 2001 and December 31, 2000, total sales charges of $13,265 and $17,696, respectively, were paid on sales of Class A, of which the principal underwriter received $1,788 and $2,532, respectively. The balance of such amounts was paid to investment dealers.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                    Length of Period Ended December 31, 2002

Average Annual Total Return:         One Year*     Five Years*     Life of Fund*
----------------------------         ---------     -----------     -------------
Before Taxes and Excluding Maximum
 Sales Charge                          6.08%         -0.78%            2.54%
Before Taxes and Including Maximum
 Sales Charge                          0.00%         -1.95%            1.79%
After Taxes on Distributions and
 Excluding Maximum Sales Charge        6.08%         -0.78%            2.37%
After Taxes on Distributions and
 Including Maximum Sales Charge        0.00%         -1.95%            1.62%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                          3.74%         -0.62%            2.05%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                          0.00%         -1.55%            1.44%

     Predecessor Fund commenced operations December 8, 1994. Class B commenced operations November 30, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2003, James B. Hawkes, Trustee and President of the Trust, owned 2.1% of this Class of the Fund. As of the same date, the remaining Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


  Eaton Vance Master Trust for Retirement Plans     Glastonbury, CT     13.1%
  Charles Schwab & Co., Inc.                        San Francisco, CA    7.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                       Repurchase
 Commission Paid                                                                                                      Transaction
   by Principal       Distribution Fee                            Uncovered Distribution           Service Fees Paid   Fees Paid
  Underwriter to           Paid to             CDSC Paid to         Charges (as a % of    Service    to Investment    to Principal
Investment Dealers  Principal Underwriter  Principal Underwriter    Class Net Assets)      Fees         Dealers       Underwriter
------------------  ---------------------  ---------------------  ----------------------  -------  -----------------  ------------
    $ 64,145              $ 45,219               $ 24,000           $ 302,000 (4.4%)      $ 15,074     $ 12,899          $ 465


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                        Length of Period Ended December 31, 2002
Average Annual Total Return:            One Year*   Five Years*   Life of Fund*
----------------------------            ---------   -----------   -------------
Before Taxes and Excluding Maximum
 Sales Charge                             5.18%        -1.29%         1.93%
Before Taxes and Including Maximum
 Sales Charge                             0.18%        -1.69%         1.93%
After Taxes on Distributions and
 Excluding Maximum Sales Charge           5.18%        -1.29%         1.79%
After Taxes on Distributions and
 Including Maximum Sales Charge           0.18%        -1.69%         1.79%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                             3.18%        -1.03%         1.54%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                             0.11%        -1.34%         1.54%

     Class B commenced operations November 30, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     10.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             May 1, 2003






                         EATON VANCE GREATER INDIA FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                   Page                                     Page
Strategies and Risks                 2     Purchasing and Redeeming Shares   18
Investment Restrictions              7     Sales Charges                     19
Management and Organization          9     Performance                       22
Investment Advisory and                    Taxes                             23
 Administrative Services            14     Portfolio Securities
Other Service Providers             17      Transactions                     25
Calculation of Net Asset Value      17     Financial Statements              27

          Appendix A: Class A Fees, Performance and Ownership   28
          Appendix B: Class B Fees, Performance and Ownership   30
          Appendix C: Country Information                       31


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S RELEVANT PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 1-800-225-6265.




(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Portfolio's policy of investing at least 80% of net assets in Greater India Investments, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

EQUITY SECURITIES. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; depositary receipts; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service. Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in the Indian subcontinent, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments.

GREATER INDIA REGION RISKS. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markers that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service. Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in the Indian subcontinent, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments. The issuers of these equity securities may be located in neighboring countries outside the region, such as Indonesia and Malaysia, as well as more developed countries.

GREATER INDIA COUNTRY CONSIDERATIONS. Foreign investment in the securities of issuers in Greater India countries is usually restricted or controlled to some degree. In India, "Foreign Institutional Investors" ("FIIs") may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India ("SEBI") and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The investment adviser is a registered FII and the inclusion of the Portfolio in the investment adviser's registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of any one company (subject to that company's approval). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. See "Regional Taxes".

In Pakistan, the Portfolio may invest in the shares of issuers listed on any of the stock exchanges in the country provided that the purchase price as certified by a local stock exchange broker is paid in foreign exchange transferred into Pakistan through a commercial bank and, in the case of an off-exchange sale of listed shares, that the sale price is not less than the price quoted on any of the local stock exchanges on the date of the sale. In addition, the issuer's shares held by the Portfolio must be registered with the State Bank of Pakistan for purposes of repatriation of income, gains and initial capital. The Portfolio may also invest in the shares of unlisted and closely-held manufacturing companies provided that the sale price is certified by a Pakistani chartered accountant to be not less than the break-up value of the shares, and is paid in foreign exchange transferred into Pakistan through a commercial bank. If local procedures are complied with, income, gains and initial capital are freely repatriable after payment of any applicable Pakistani withholding taxes. In Sri Lanka, the Portfolio may invest in the shares of exchange-listed issuers, subject to certain limitations for specific sectors of the economy.

There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Portfolio to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Portfolio invests in other countries.

REGIONAL TAXES. The Fund and the Portfolio each intends to conduct its respective affairs in such a manner that it will not be resident in India or any other country in the Indian subcontinent for local tax purposes. The Portfolio's income from certain regional sources will be subject to tax by those countries as described below.

India imposes withholding tax on interest and dividends at a rate of 20%. Withholding tax of 10% is currently imposed on gains from sales of shares held one year or more and 30% on gains from sales of shares held less than one year. The withholding rate on gains from sales of debt securities is currently 10% if the securities have been held 12 months or more and 30% if the securities have been held less than 12 months.

Pakistan currently imposes witholding tax on dividends at rates of between 7.5% and 20%. There is currently no withholding tax on capital gains from listed shares. This exemption expired in June 2000. Sri Lanka imposes 15% witholding tax on dividends and interest, but does not impose witholding tax on capital gains of listed shares.

SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Greater India region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets as measured by the aggregate of all premiums paid for all such options held would be so invested.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable the sale of listed securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

LENDING PORTFOLIO SECURITIES. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2002, the portfolio turnover rate of the Portfolio was 112%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act.

     (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

     (3)  Underwrite securities of other issuers.

     (4) Invest in real estate, including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

     (5)  Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements and (c) lending portfolio securities.

     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party's classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policy been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Messrs. Lloyd George, Chen and Kerr, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Messrs. Lloyd George, Chen and Kerr is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.


                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee of the  Since 1998          President and Chief Executive           186           None
11/28/59               Trust                               Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee of the  Of the Trust since  Chairman, President and Chief           191           Director of EVC
11/9/41                Trust; Vice     1989; of the        Executive Officer of BMR, Eaton
                       President and   Portfolio since     Vance, EVC and EV; Director of EV;
                       Trustee of      1994                Vice President and Director of EVD.
                       the Portfolio                       Trustee and/or officer of 191
                                                           registered investment companies
                                                           in the Eaton Vance Fund Complex. Mr.
                                                           Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance, EVC and EV, which are
                                                           affiliates of the Trust and the
                                                           Portfolio.

HON. ROBERT LLOYD      Trustee and     Since 1994          Chief Executive Officer of Lloyd          5           None
GEORGE                 President of                        George Management (B.V.I.) Limited
8/13/52                the Portfolio                       (LGM) and Lloyd George. Chairman of
                                                           LGM. Mr. Lloyd George is an interested
                                                           person because of his positions with
                                                           LGM and Lloyd George, which are
                                                           affiliates of the Portfolio.

NONINTERESTED TRUSTEES

EDWARD K.Y. CHEN       Trustee of the  Since 1994          President of Lingnan University in       5            Director of First
1/14/45                Portfolio                           Hong Kong.                                            Pacific Company,
                                                                                                                 Asia Satellite
                                                                                                                 Telecommunications
                                                                                                                 Holdings Ltd. and
                                                                                                                 Wharf Holdings
                                                                                                                 Limited (property
                                                                                                                 management and
                                                                                                                 communications)

DONALD R. DWIGHT       Trustee         Of the Trust since  President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                1989; of the        (corporate relations and                              the Royce Funds
                                       Portfolio since     communications company).                              (consisting of 17
                                       1996                                                                      portfolios)

SAMUEL L. HAYES, III   Trustee         Of the Trust since  Jacob H. Schiff Professor of            191           Director of Tiffany
2/23/35                                1989; of the        Investment Banking Emeritus,                          & Co. (specialty
                                       Portfolio since     Harvard University Graduate                           retailer) and
                                       1994                School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunications
                                                                                                                 services company)

                                       9

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

NORTON H. REAMER       Trustee         Of the Trust        President, Unicorn Corporation           191           None
9/21/35                                since 1989; of      (an investment and financial
                                       the Portfolio       advisory services company) since
                                       since 1996          September 2000).  Chairman,
                                                           Hellman, Jordan Management Co.,
                                                           Inc. (an investment management
                                                           company) (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            185           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee of the  Since 1989      Investment Adviser and Consultant.          171           None
2/21/30                Trust

(1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Name and               Postitions(s) with the          Term of Office
Date of Birth             Trust/Portfolio           and Length of Service       Principal Occupation(s) During Past Five Years
-------------          ----------------------       ---------------------       ----------------------------------------------
THOMAS E. FAUST JR.    President of the Trust       Since 2002                  Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment  Officer of Eaton Vance and
                                                                                BMR and Director  of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC,  Belcrest Capital Fund LLC,
                                                                                Belmar  Capital Fund  LLC and  Belport  Capital Fund
                                                                                LLC (private investment companies sponsored by Eaton
                                                                                Vance).  Officer   of   51   registered   investment
                                                                                companies managed by Eaton Vance or BMR.

WILLIAM WALTER         Vice President of the        Since 1994                  Director, Finance Director and Chief Operating
RALEIGH KERR           Portfolio                                                Officer of Lloyd George. Director of LGM. Officer of
8/17/50                                                                         4 registered investment companies  managed  by Eaton
                                                                                Vance or BMR.

DUKE E. LAFLAMME       Vice President of the        Since 2001                  Vice  President of Eaton Vance and BMR.  Officer  of
7/8/69                 Trust                                                    11 registered  investment companies managed by Eaton
                                                                                Vance or BMR.


THOMAS H. LUSTER       Vice President of the        Since 2002                  Vice President of  Eaton Vance and  BMR. Officer of
4/8/62                 Trust                                                    13  registered investment companies managed by Eaton
                                                                                Vance or BMR.

ZAHEER SITABKHAN       Vice President of the        Since 1999                  Director  of Lloyd George.  Officer of 2  registered
1/17/65                Portfolio                                                investment companies managed by Eaton Vance or BMR.

EDWARD E. SMILEY, JR.  Vice President of the        Since 1998                  Vice  President of  Eaton Vance and  BMR. Officer of
10/5/44                Trust                                                    36 registered investment companies  managed by Eaton
                                                                                Vance or BMR.

JAMES L. O'CONNOR      Treasurer of the Trust       Since 1989                  Vice President of BMR,  Eaton Vance and EVD. Officer
4/1/45                                                                          of 113  investment companies  managed by Eaton Vance
                                                                                or BMR.

WILLIAM J. AUSTIN, JR. Treasurer of the Portfolio   Since 2002*                 Assistant  Vice  President  of Eaton  Vance and BMR.
12/27/51                                                                        Officer  of   58  registered  investment   companies
                                                                                managed by Eaton Vance or BMR.

ALAN R. DYNNER         Secretary                    Since 1997                  Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton  Vance, EVD, EV and EVC.  Officer  of 191
                                                                                registered  investment  companies  managed by  Eaton
                                                                                Vance or BMR.

* Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1994.





Effective March 2003, the Board of Trustees established a new committee, the Governance Committee, which subsumed the functions of the Board's previously existing Nominating Committee. The Governance Committee of the Board of Trustees of the Trust and the Portfolio is comprised of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act ("noninterested Trustees"). Ms. Stout currently serves as the

Governance Committee's chair. The purpose of the Committee is to undertake a periodic review of, and make recommendations with respect to, the Board's performance; Trustee compensation; appointment of new Trustees; identity, duties and composition of the various Board committees; development and maintenance of the Board's membership, structure and operations; policies and procedures adopted or approved by the Board to comply with regulatory requirements that relate to fund governance; and any other matters related to fund governance. Prior to its incorporation into the Governance Committee, the Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. In the fiscal year ended December 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Dwight (Chairman), Chen and Hayes are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended December 31, 2002, the Special Committee convened four times.

In reviewing the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     * An independent report comparing the fees and expenses of the Fund to a peer group of funds;
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Lloyd George's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's and Lloyd George's compliance efforts undertaken on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates, including Lloyd George;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's and Lloyd George's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, including Lloyd George, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                      Aggregate Dollar Range of
                                                      Equity Securities Owned in
                            Dollar Range of Equity       All Registered Funds
                             Securities Owned in      Overseen by Trustee in the
Name of Trustee                    the Fund            Eaton Vance Fund Complex
-------------------                --------            ------------------------

INTERESTED TRUSTEES
Jessica M. Bibliowicz                None                  $10,001 - $50,000
James B. Hawkes               $10,001 - $50,000              over $100,000

NONINTERESTED TRUSTEES
Donald R. Dwight                     None                    over $100,000
Samuel L. Hayes, III                 None                    over $100,000
Norton H. Reamer                     None                    over $100,000
Lynn A. Stout                        None                  $10,001 - $50,000
Jack L. Treynor                      None                    $1 - $10,000


As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended December 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                           Jessica M.     Edward K.Y.     Donald R.     Samuel L.     Norton H.     Lynn A.     Jack L.
Source of Compensation     Bibliowicz        Chen          Dwight         Hayes        Reamer        Stout      Treynor
----------------------     ----------        ----          ------         -----        ------        -----      -------
      Trust(2)              $  4,769           N/A        $  4,469      $  4,937      $  4,410     $  4,723    $  4,964
      Portfolio                  N/A       $ 5,000              30            34            30          N/A         N/A
        Total                160,000        27,475         162,500(3)    180,000       160,000      160,000(4)  170,000

(1) As of May 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust  consisted  of 11 Funds as of December  31,  2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.


ORGANIZATION

The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on January 18, 1994 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the

Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

   Category     Average Daily Net Assets for the Month     Annual Fee Rate
   --------     --------------------------------------     ---------------
      2         $500 million, but less than $1 billion           0.70%
      3         $1 billion, but less than $1.5 billion           0.65%
      4         $1.5 billion but less than $2 billion            0.60%
      5         $2 billion but less than $3 billion              0.55%
      6         $3 billion and over                              0.50%

The following table sets forth the net assets of the Portfolio and the advisory fees paid by the Portfolio during the three fiscal years ended December 31, 2002.


  Net Assets at               Advisory Fee Paid for Fiscal Years Ended
                              ----------------------------------------
December 31, 2002     December 31, 2002   December 31, 2001   December 31, 2000
-----------------     -----------------   -----------------   -----------------
   $11,167,145             $ 94,159             $128,227           $263,274


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the

Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

  Category     Average Daily Net Assets for the Month     Annual Fee Rate
  --------     --------------------------------------     ---------------
     1         less than $500 million                         0.25000%
     2         $500 million, but less than $1 billion         0.23333%
     3         $1 billion, but less than $1.5 billion         0.21667%
     4         $1.5 billion but less than $2 billion          0.20000%
     5         $2 billion but less than $3 billion            0.18333%
     6         $3 billion and over                            0.16667%

As of December 31, 2002, the Fund had net assets of $11,055,519. For the three fiscal years ended December 31, 2002, Eaton Vance earned management fees of $30,086, $40,553, and $83,686, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year.

As of December 31, 2002, the Portfolio had net assets of $11,167,145. For the three fiscal years ended December 31, 2002, Eaton Vance earned administration fees of $31,363, $42,649, and $87,610, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.

Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2002, Eaton Vance was paid $2,356 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held or eligible for purchase by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter, the manager or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased
(i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. each Fund's shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on investing in equity securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2003. An individual's TIN is generally his or her social security number.

     Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during each of the three fiscal years ended December 31, 2002, 2001 and 2000, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                               Commissions Paid
                                     Amount of Transactions    on Transactions
   Fiscal Year        Brokerage        Directed to Firms      Directed to Firms
       End         Commission Paid     Providing Research     Providing Research
   -----------     ---------------   ----------------------   ------------------
December 31, 2002     $127,204             $17,946,242             $89,543

December 31, 2001     $225,408

December 31, 2000     $514,357

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 2002, as
previously    filed    electronically    with    the    SEC    (Accession    No.
0001047469-03-007475).

                                                                    APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                  Sales Charges    Distribution Fee                       Service Fees     Repurchase Transaction
Total Sales    Sales Charges to   to Principal          Paid to         Total Service       Paid to             Fees Paid to
Charges Paid  Investment Dealers   Underwriter   Principal Underwriter    Fees Paid    Investment Dealers  Principal Underwriter
------------  ------------------  -------------  ---------------------  -------------  ------------------  ----------------------
  $ 2,915          $ 2,470            $ 445             $ 9,244            $ 5,627          $ 4,794               $ 285

For the fiscal years ended December 31, 2001 and December 31, 2000, total sales charges of $935 and $70,945, respectively, were paid on sales of Class A, of which the principal underwriter received $121 and $10,464, respectively. The balance of such amounts was paid to investment dealers.

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class A. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                    Length of Period Ended December 31, 2002

Average Annual Total Return:         One Year     Five Years     Life of Fund
----------------------------         --------     ----------     -------------
Before Taxes and Excluding Maximum
 Sales Charge                         -0.55%        -3.05%           -6.80%
Before Taxes and Including Maximum
 Sales Charge                         -6.22%        -4.20%           -7.44%
After Taxes on Distributions and
 Excluding Maximum Sales Charge       -0.55%        -3.05%           -6.80%
After Taxes on Distributions and
 Including Maximum Sales Charge       -6.22%        -4.20%           -7.44%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                         -0.34%        -2.41%           -5.11%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                         -3.82%        -3.30%           -5.55%

     Predecessor Fund commenced operations May 2, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2003, James B. Hawkes, Trustee and President of the Trust, owned 2.4% of this Class of the Fund. As of the same date, the remaining Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


     Charles Schwab & Co., Inc.         San Francisco, CA     13.7%

     National Investor Services FBO     New York, NY           6.1%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                       Repurchase
 Commission Paid                                                                                                      Transaction
   by Principal       Distribution Fee                            Uncovered Distribution           Service Fees Paid   Fees Paid
  Underwriter to           Paid to             CDSC Paid to         Charges (as a % of    Service    to Investment    to Principal
Investment Dealers  Principal Underwriter  Principal Underwriter    Class Net Assets)      Fees         Dealers       Underwriter
------------------  ---------------------  ---------------------  ----------------------  -------  -----------------  ------------
    $ 5,412              $ 67,944               $ 19,000             $ 1,703,000 (21%)   $ 22,643     $ 17,534          $ 698

PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                                        Length of Period Ended December 31, 2002
Average Annual Total Return:            One Year    Five Years    Life of Fund
----------------------------            --------    ----------    ------------
Before Taxes and Excluding Maximum
 Sales Charge                            -0.96%        -3.74%        -7.37%
Before Taxes and Including Maximum
 Sales Charge                            -5.91%        -4.12%        -7.37%
After Taxes on Distributions and
 Excluding Maximum Sales Charge          -0.96%        -3.74%        -7.37%
After Taxes on Distributions and
 Including Maximum Sales Charge          -5.91%        -4.12%        -7.37%
After Taxes on Distributions and
 Redemption and Excluding Maximum
 Sales Charge                            -0.59%        -2.94%        -5.51%
After Taxes on Distributions and
 Redemption and Including Maximum
 Sales Charge                            -3.63%        -3.24%        -5.51%

     Class B commenced operations May 2, 1994.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2003, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


   Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     11.8%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C

                                   APPENDIX C

                               COUNTRY INFORMATION

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of REE ("The Rupee Region") Region countries and the Fund's performance.

THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE ECONOMIES OF INDIA, PAKISTAN AND SRI LANKA. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser. Unless otherwise indicated, all amounts are expressed in United States dollars.

                                      INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world. Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists over 5,800 companies, more than the New York Stock Exchange.

India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 2001.

Since 1991, the successive governments have continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking and insurance industry has been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking and insurance licenses. In another move the administered price mechanism in the petroleum sector has been dismantled from 1 April 2002; with this the pricing of petroleum products becomes market determined. The Government also permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that Fits would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for Fits were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the investment adviser. Recently, restrictions on maximum investment limits applicable to Fits have been liberalized and Fits have been allowed to trade in all derivative products. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading began in 1997 and as of the date hereof more than 4,547 companies have joined the National Securities Depository Ltd. (NSDL) offering demote facilities to investors. These companies represent over 90% of the market capitalization of the Indian market.

The government has progressively cut subsidies to ailing public sector businesses. Despite resistance by labour union and other interest groups, privatization is occuring. A further test of this resolve to privatize government assets will come in the form of sale of Hindustan Petroleum Corporation. There is an "in-principle" agreement to sell Hindustan Petroleum Corporation, though the local election timetable could affect the timing of the sale. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reductions in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over $5 billion in fiscal year 2002. India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $52 billion in March, 2002 (US$64 billion in October, 2002). Future direction of foreign investment flows, however is dependent on clear cut policy thrust from the new government.

The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India has one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy

                                    PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kasmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation had finally caused problems. In November 1999, a military coup deposed Mr. Nawaz Sharif. There is so far no definite timetable for a return to democracy. Political stability is critical before investor's confidence returns.

The current government is led by the Pro Musharraf Party. It is expected that reform and privatization related policies will be continued. The market has risen over 100% since January 2002 to its 10 year high of 2950 on the back of good corporate results, low interest rate environment, appreciating currency, investor friendly government policies and high external inflows. Average daily volume has risen significantly over last year. This has prompted a lot of new retail and institutional interest in the market.

                                    SRI LANKA

A former British colony, Sri Lanka became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972.

A civil war lasting almost 20 years between the Government and a separatist Tamil group, the Liberation Tigers of Tamil Eelam (LTTE), ceased with the election of the United National Party led United National Front (UNF) Government in December 2001. The newly elected UNF Government signed a Memorandum of

Understanding (MoU) with the LTTE in February 2002. The MoU signed under the auspices of the Norwegian government brought about a formal ceasefire between both parties paving way for formal peace talks in Thailand, with two rounds of talks being concluded successfully.

The war exerted a massive toll on the economy. With mounting expenditures on defense, the country recorded one of its high budget deficits of 10.9% of GDP in 2001. The economy which registered average growth of around 4%, recorded its first decline post independence at -1.4% in 2001. With the signing of the MoU the first tangible evidence of peace seems apparent with the economy rebounding registering growth of 2.5% during the second quarter of 2002. Inflation and exchange rates have also fallen to single digit figures. Tourist arrivals to the country, which declined to 10.5% during 2001, are also showing signs of a gradual increase. The international community has also pledged its support by providing financial aid to developing the country in the recently concluded aid conference that took place in Oslo, Norway.

The country's stock market has also rebounded following a bear run of almost seven years, with corporates reporting almost double-digit earnings growth.

With the government committed to improving the country's infrastructure while ensuring a peaceful conducive business environment, Sri Lanka appears to be on the path to an improved economy in the medium term.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 1, 2003








                                   Eaton Vance
                            Institutional Short Term
                                  Treasury Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Special Investment Trust (the "Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                                     Page
Investment Restrictions             2     Service Plan                         9
Management and Organization         3     Performance                          9
Manager                             7     Taxes                               10
Other Service Providers             8     Portfolio Securities Transactions   11
Determination of Net Asset Value    8     Financial Statements                13

Appendix A: Fund Specific Information                                         14


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated May 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(c) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;
     (2) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
     (3) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
     (4) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts;
     (5) Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;
     (6) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance  or  variation  margin  in  connection  with all  types of options and futures contracts is not considered the purchase of a security on margin; or
     (7) Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).


In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.


Notwithstanding the investment policies and restrictions of the Fund, the Fund may, upon Trustee approval, invest its assets in one or more open-end investment companies to the extent permitted by the 1940 Act.

The following nonfundamental investment policies have been adopted by the Fund. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.


                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           the Trust      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JESSICA M. BIBLIOWICZ   Trustee            Since 1998      President and Chief Executive        186              None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999)
                                                           and a Director of Baker, Fentress
                                                           & Company, which owns John A.
                                                           Levin & Co. (July 1997 to
                                                           April 1999).  Ms. Bibliowicz is
                                                           an interested person because of
                                                           her affiliation with a
                                                           brokerage firm.

JAMES B. HAWKES         Trustee            Since 1998      Chairman, President and Chief        191              Director of EVC
11/9/41                                                    Executive Officer of BMR, Eaton
                                                           Vance, EVC and EV; Director of
                                                           EV; Vice President and Director
                                                           of EVD.  Trustee and/or officer
                                                           of 191 registered investment
                                                           companies in the Eaton Vance
                                                           Fund Complex.  Mr. Hawkes is an
                                                           interested person because of his
                                                           positions with BMR, Eaton Vance,
                                                           EVC and EV, which are affiliates
                                                           of the Trust.

Noninterested Trustees
DONALD R. DWIGHT        Trustee            Since 1989      President of Dwight Partners, Inc.   190              Trustee/Director of
3/26/31                                                    (corporate relations and                              the Royce Funds
                                                           communications company).                              (mutual funds)
                                                                                                                 consisting of 17
                                                                                                                 portfolios

SAMUEL L. HAYES, III    Trustee            Since 1989      Jacob H. Schiff Professor of         191              Director of Tiffany
2/23/35                                                    Investment Banking Emeritus,                          & Co. (specialty)
                                                           Harvard University Graduate                           retailer) and
                                                           School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER        Trustee            Since 1989      President, Unicorn Corporation       191              None
9/21/35                                                    (an investment and financial
                                                           advisory services company)
                                                           (since September 2000).
                                                           Chairman, Hellman, Jordan
                                                           Management Co., Inc. (an
                                                           investment management company)
                                                           (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly, Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) and Chairman,
                                                           President and Director, UAM Funds
                                                           (mutual funds).

LYNN A. STOUT           Trustee            Since 1998      Professor of Law, University of      185              None
9/14/57                                                    California at Los Angeles
                                                           School of Law (since July 2001).
                                                           Formerly, Professor of Law,
                                                           Georgetown University Law Center.

JACK L. TREYNOR         Trustee            Since 1989      Investment Adviser and Consultant.   171              None
2/21/30

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth                 Trust                 Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.        President                    Since 2002              Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV. Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC and Belport Capital Fund LLC
                                                                                (private investment companie sponsored by Eaton
                                                                                Vance). Officer of 51 registered investment
                                                                                companies managed by Eaton Vance or BMR.

                                        3

Name and              Position(s) with the          Term of Office and
Date of Birth                 Trust                 Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
DUKE E. LAFLAMME           Vice President               Since 2001              Vice President of Eaton Vance and BMR. Officer of
7/8/69                                                                          11 registered investment companies managed by
                                                                                Eaton Vance or BMR.

EDWARD E. SMILEY, JR.      Vice President               Since 1996              Vice President of Eaton Vance and BMR. Officer of
10/5/44                                                                         36 registered investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR          Treasurer                    Since 1989              Vice President of BMR, Eaton Vance and EVC. Officer
4/1/45                                                                          of 113 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER             Secretary                    Since 1997              Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                        BMR, Eaton Vance, EVD, EV and EVC. Officer of 191
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

Effective March 2003, the Board of Trustees established a new committee, the Governance Committee, which subsumed the functions of the Board's previously existing Nominating Committee. The Governance Committee of the Board of Trustees of the Trust is comprised of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act ("noninterested Trustees"). Ms. Stout currently serves as the Governance Committee's chair. The purpose of the Committee is to undertake a periodic review of, and make recommendations with respect to, the Board's performance; Trustee compensation; appointment of new Trustees; identity, duties and composition of the various Board committees; development and maintenance of the Board's membership, structure and operations; policies and procedures adopted or approved by the Board to comply with regulatory requirements that relate to fund governance; and any other matters related to fund governance. Prior to its incorporation into the Governance Committee, the Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. In the fiscal year ended December 31, 2002, the Nominating Committee convened seven times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight, Hayes and Reamer are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust, and certain service providers. In the fiscal year ended December 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein. In the fiscal year ended December 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Fund and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);

     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;

     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.


Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2002.

                                                                             Aggregate Dollar Range of Equity
                                                                           Securities Owned in All Registered
                                Dollar Range of Equity Securities           Funds Overseen by Trustee in the
Name of Trustee                         Owned in the Fund                       Eaton Vance Fund Complex
---------------                 ---------------------------------          ----------------------------------
INTERESTED TRUSTEES
Jessica M. Bibliowicz                         None                               $10,001 - $50,000
James B. Hawkes                               None                                 over $100,000
NONINTERESTED TRUSTEES
Donald R. Dwight                              None                                 over $100,000
Samuel L. Hayes, III                          None                                 over $100,000
Norton H. Reamer                              None                                 over $100,000
Lynn A. Stout                                 None                               $10,001 - $50,000
Jack L. Treynor                               None                                 $1 - $10,000

As of December 31, 2002, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2001 and December 31, 2002, no noninterested Trustee (or their immediate family members) had:


     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.


During the calendar years ended December 31, 2001 and December 31, 2002, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Fund or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.


The fees and expenses of the Trustees of the Trust are paid by the Fund (and the other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended December 31, 2002, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2002, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of                       Jessica M.             Donald R.      Samuel L.        Norton H.       Lynn A.          Jack L.
Compensation                    Bibliowicz              Dwight          Hayes           Reamer          Stout           Treynor
------------                    ----------              ------          -----           ------          -----           -------
Trust(2)                        $  4,769               $  4,469       $  4,937         $  4,410        $  4,723         $  4,964
Trust and Fund Complex           160,000                162,500(3)     180,000          160,000         160,000(4)       170,000

(1) As of May 1, 2003, the Eaton Vance fund complex consists of 192 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.


Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. In the event of the liquidation of the Fund, shareholders entitled to share pro rata in the net assets available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                                     MANAGER

The Fund engages Eaton Vance as its manager pursuant to a Management Agreement dated October 19, 1998. Eaton Vance manages the investments and affairs of the Fund and provides related office facilities subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment advice and assistance, administrative services, office space, equipment and personnel, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust.

For a description of the compensation that the Fund pays Eaton Vance under the Management Agreement, see the prospectus. As of December 31, 2002, the Fund had net assets of $1,002,222. For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund paid Eaton Vance management fees of $1,667,264 (absent a fee reduction), $2,108,152 and $1,680,775, respectively (equivalent to 0.35% of the Fund's average daily net assets for each such period). To enhance the net investment income of the Fund, for the fiscal year ended December 31, 2002, Eaton Vance made a reduction of its management fee in the amount of $247,758.

The Management Agreement with Eaton Vance continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2002, Eaton Vance was paid $6 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is an indirect, wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. Eaton Vance is an indirect, wholly-owned subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs.

Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.


Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and any legal obligation the Fund may have to indemnify the Trust's officers and Trustees with respect thereto.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Shares" in the prospectus). The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Trustees of the Trust have established the following procedures for the fair valuation of the Fund's assets under normal market conditions. Fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                  SERVICE PLAN

The Trust on behalf of the Fund has in effect a Service Plan (the "Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the prospectus.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Plan Trustees, on October 19, 1998. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto. For the service fees paid under the Plan, see Appendix A.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) a complete redemption of the investment. For total return information, see Appendix A.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Fund based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period.

The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.


Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.


Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of the Fund at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2002.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Under the Code, the redemption or exchange of shares of a RIC normally results in capital gain or loss if such shares are held as capital assets. Section 1258 of the Code re characterizes all or a portion of any capital gain from the disposition or other termination of a position held as part of a "conversion transaction" as ordinary income. Conversion transactions include, among other things, certain transactions which are marketed or sold as producing a capital gain. Investors should consult their own tax advisers concerning whether Section 1258 may apply to their transactions in Fund shares.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid in 2003. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder of $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

The U.S. Treasury bills, notes and bonds purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, and the Fund may also acquire such obligations in the periodic auctions of the U.S. Treasury. Firms acting for their own account attempt to profit from such tansactions by buying at the bid price and selling at a higher asked price for such obligations, and the difference between such prices is customarily referred to as the spread. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund paid no brokerage commissions on portfolio security transactions.


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 2002, as previously filed electronically with the SEC (Accession No. 0001047469-03-008018).

                                                                      APPENDIX A

                          Fees, Performance & Ownership


Service Fees. For the fiscal year ended December 31, 2002, the Fund made service fee payments under the Plan aggregating $1,197,663, $1,021,735 of which was paid to investment dealers and the balance of which was retained by the principal underwriter. To enhance the net investment income of the Fund, the principal underwriter made a reduction of its service fee in the amount of $130,289.


Performance Information. The table below indicates the cumulative and average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in Fund shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                           Length of Period Ended December 31, 2002
Average Annual Total Return:                                                    One Year*       Life of Fund*
----------------------------                                                    ---------       -------------
Before Taxes                                                                     1.22%              3.73%
After Taxes on Distributions                                                     0.82%              2.63%
After Taxes on Distributions and Redemptions                                     0.75%              2.45%

     Fund commenced operations January 4, 1999.

Control Persons and Principal Holders of Securities. At March 31, 2003, Eaton Vance owned all of the outstanding shares of the Fund, being the only shares of the Fund outstanding as of such date.

                           PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

   (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and incorporated herein by reference.

   (3) Amendment and Restatement of Establishment and Designation of Series of Shares dated October 21, 2002 filed as Exhibit (a)(3) to Post-Effective Amendment No. 65 filed October 23, 2002 (Accession No. 0000940394-02-000640) and incorporated herein by reference.

(b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

   (2)    Amendment to By-Laws dated  December 13, 1993 filed as Exhibit  (2)(b)
          to   Post-Effective   Amendment   No.  42  filed  July  17,  1995  and
          incorporated herein by reference.

   (3)    Amendment  to By-Laws  dated June 18, 2002 filed as Exhibit  (b)(3) to
          Post-Effective   Amendment   No.  65  filed   October   23,  2002  and
          incorporated herein by reference.

(c)       Reference is made to Item 23(a) and 23(b) above.

(d)(1) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

   (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and
          incorporated herein by reference.

(e)(1)(a) Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Schedule A to  Distribution  Agreement  filed as Exhibit  (e)(1)(b) to
          Post-Effective   Amendment   No.  65  filed   October   23,  2002  and
          incorporated herein by reference.

   (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

   (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996 (Accession No. 0000940394-96-000194) and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
          25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A-1 dated  November  17,  1997 filed as Exhibit No.
          (5)(a)(2) to Post-Effective Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and incorporated herein by reference.

   (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643) and
          incorporated herein by reference.

   (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule
          A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

      (b) Amendment   to   Schedule  A  dated  June  23,  1997  to  the  Amended
          Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

   (4)(a) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule
          A) and Eaton  Vance  Management  dated April 26, 2000 filed as Exhibit
          (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 (Accession No. 0000950156-00-000245) and incorporated herein by reference.

      (b) Schedule  A to  Administrative  Services  Agreement  filed as  Exhibit
          (h)(4)(b) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

   (5) Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October 21, 2002 filed as Exhibit (h)(5) to Post-Effective No. 66 filed December 30, 2002 and incorporated herein by reference.

   (6)(a) Transfer  Agency  Agreement  dated  January  1, 1998  filed as Exhibit
          (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February 25, 1998 and incorporated herein by reference.

      (b) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

      (c) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed September 13, 2002 (Accession No. 0000940394-02-000563) and
          incorporated herein by reference.

   (7) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
          0000940394-02-000462) and incorporated herein by reference.

(i)       Opinion of Internal Counsel dated April 23, 2003 filed herewith.

(j)(1) Consent of Independent Accountants for Eaton Vance Balanced Fund filed herewith.

   (2) Consent of Independent Accountants for Eaton Vance Small-Cap Growth Fund (formerly Eaton Vance Small Company Growth Fund) filed herewith.

   (3) Independent Auditors' Consent for Eaton Vance Emerging Markets Fund filed herewith.

   (4) Independent Auditors' Consent for Eaton Vance Greater India Fund filed herewith.

   (5) Consent of Independent Accountants for Eaton Vance Large-Cap Value Fund (formerly Eaton Vance Growth & Income Fund) filed herewith.

   (6) Independent Auditors' Consent for Eaton Vance Institutional Short Term Treasury Fund filed herewith.

   (7) Consent of Independent Accountants for Eaton Vance Special Equities Fund filed herewith.

   (8) Consent of Independent Accountants for Eaton Vance Utilities Fund filed herewith.

   (9) Independent Auditors' Consent for Eaton Vance Large-Cap Core Fund filed herewith.

   (10) Independent Auditors' Consent for Eaton Vance Small-Cap Value Fund filed herewith.

(m)(1)(a) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended Schedule A to Class A Service Plan filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

   (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A-1  dated  November  17,  1997  filed  as  Exhibit
          (15)(b)(1) to Post-Effective Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

   (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A to Class B  Distribution  Plan  filed as  Exhibit
          (m)(3)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

   (4)(a) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

      (b) Amended  Schedule  A to Class C  Distribution  Plan  filed as  Exhibit
          (m)(4)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 and incorporated herein by reference.

(o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-000234) and
          incorporated herein by reference.

   (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-000234) and incorporated herein by reference.

(p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

   (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit
          (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 (Accession No. 0000950156-00-000565) and incorporated herein by reference.

   (3) Code of Ethics adopted by Fox Asset Management, LLC effective July 15, 2000 filed as Exhibit (p)(3) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed December 14, 2001 (Accession No. 0000940393-01-500553) and
          incorporated herein by reference.

(q)(1) Power of Attorney for Eaton Vance Special Investment Trust dated November 5, 2001 filed as Exhibit (q)(1) to Post-Effective Amendment No. 59 filed February 28, 2002 (Accession No. 0000940394-02-000117)
          and incorporated herein by reference.

   (2) Power of Attorney for Capital Growth Portfolio, Growth & Income Portfolio, Investment Grade Income Portfolio, Small Company Growth Portfolio (now known as Small-Cap Growth Portfolio), Special Equities Portfolio and Utilities Portfolio dated November 5, 2001 filed as Exhibit (q)(2) to Post-Effective Amendment No. 59 filed February 28, 2002 and incorporated herein by reference.

   (3) Power of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 5, 2001 filed as Exhibit (q)(3) to Post-Effective Amendment No. 59 filed February 28, 2002 and incorporated herein by reference.

   (4) Power of Attorney for Small-Cap Value Portfolio dated March 18, 2002 filed as Exhibit (q)(4) to Post-Effective Amendment No. 61 filed April 3, 2002 (Accession No. 0000940394-02-000220) and incorporated herein by reference.

   (5) Power of Attorney for U.S. Core Growth Portfolio (now known as Large-Cap Core Portfolio) dated June 18, 2002 filed as Exhibit (q)(5) to Post-Effective Amendment No. 63 filed June 20, 2002 (Accession No. 0000940394-02-000397) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITem 26. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 43127), Lloyd George (File No. 801-40889) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

   (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund
Eaton Vance Growth Trust
Eaton Vance Income Fund of Boston
Eaton Vance Institutional Senior Floating-Rate Fund
Eaton Vance Investment Trust
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II
Eaton Vance Mutual Funds Trust
Eaton Vance Prime Rate Reserves
Eaton Vance Special Investment Trust
EV Classic Senior Floating-Rate Fund
Eaton Vance Variable Trust

   (b)

        (1)                           (2)                           (3)
Name and Principal           Positions and Offices         Positions and Offices
 Business Address*        with Principal Underwriter          with Registrant
 -----------------        --------------------------          ---------------


      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo      Vice President and Treasurer               None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk         Secretary
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None

  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

   (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 23, 2003.

                               EATON VANCE SPECIAL INVESTMENT TRUST

                               By: /s/ Thomas E. Faust Jr.
                                   ---------------------------------------
                                   Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 23, 2003.


      Signature                                       Title
      ---------                                       -----

/s/ Thomas E. Faust Jr.
------------------------                President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ James L. O'Connor
------------------------             Treasurer (and Principal Financial and
James L. O'Connor                               Accounting Officer)

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               CAPITAL GROWTH PORTFOLIO


                               By:  DUNCAN W. RICHARDSON*
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Duncan W. Richardson*
--------------------------              President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
--------------------------           Treasurer (and Principal Financial and
William J. Austin, Jr.                          Accounting Officer)

Jessica M. Bibliowicz*
--------------------------                           Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
--------------------------                           Trustee
Donald R. Dwight

James B. Hawkes*
--------------------------                           Trustee
James B. Hawkes

Samuel L. Hayes, III*
--------------------------                           Trustee
Samuel L. Hayes, III

Norton H. Reamer*
--------------------------                           Trustee
Norton H. Reamer

Lynn A. Stout*
--------------------------                           Trustee
Lynn A. Stout

Jack L. Treynor*
--------------------------                           Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Emerging Markets Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               EMERGING MARKETS PORTFOLIO


                               By:  HON. ROBERT LLOYD GEORGE*
                                    ---------------------------------
                                    Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Hon. Robert Lloyd George*
--------------------------              President (Chief Executive Officer)
Hon. Robert Lloyd George

/s/ Kristin S. Anagnost
--------------------------           Treasurer (and Principal Financial and
Kristin S. Anagnost                             Accounting Officer)

Hon. Edward K.Y. Chen*
--------------------------                           Trustee
Hon. Edward K.Y. Chen

Donald R. Dwight*
--------------------------                           Trustee
Donald R. Dwight

James B. Hawkes*
--------------------------                           Trustee
James B. Hawkes

Samuel L. Hayes, III*
--------------------------                           Trustee
Samuel L. Hayes, III

Norton H. Reamer*
--------------------------                           Trustee
Norton H. Reamer

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               INVESTMENT GRADE INCOME PORTFOLIO


                               By:  /s/ Elizabeth S. Kenyon
                                    ---------------------------------
                                    Elizabeth S. Kenyon, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

/s/ Elizabeth S. Kenyon
--------------------------              President (Chief Executive Officer)
Elizabeth S. Kenyon

/s/ William J. Austin, Jr.
--------------------------           Treasurer (and Principal Financial and
William J. Austin                               Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Large-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               LARGE-CAP CORE PORTFOLIO


                               By:  DUNCAN W. RICHARDSON*
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Duncan W. Richardson*
--------------------------              President (Chief Executive Officer)
Duncan W. Richardson

/s/ Michelle A. Alexander
--------------------------           Treasurer (and Principal Financial and
Michelle A. Alexander                           Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Large-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               LARGE-CAP VALUE PORTFOLIO


                               By:  DUNCAN W. RICHARDSON*
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Duncan W. Richardson*
--------------------------              President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
--------------------------           Treasurer (and Principal Financial and
William J. Austin, Jr.                          Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Small-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               SMALL-CAP GROWTH PORTFOLIO


                               By:  DUNCAN W. RICHARDSON*
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Duncan W. Richardson*
--------------------------              President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
--------------------------           Treasurer (and Principal Financial and
William J. Austin, Jr.                          Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               SMALL-CAP VALUE PORTFOLIO


                               By:  JAMES B. HAWKES*
                                    ---------------------------------
                                    James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

James B. Hawkes*
--------------------------              President (Chief Executive Officer)
James B. Hawkes

/s/ Barbara E. Campbell
--------------------------           Treasurer (and Principal Financial and
Barbara E. Campbell                             Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     South Asia Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               SOUTH ASIA PORTFOLIO


                               By:  HON. ROBERT LLOYD GEORGE*
                                    ---------------------------------
                                    Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Hon. Robert Lloyd George*
--------------------------              President (Chief Executive Officer)
Hon. Robert Lloyd George                           and Trustee

/s/ William J. Austin, Jr.
--------------------------           Treasurer (and Principal Financial and
William J. Austin, Jr.                          Accounting Officer)

Hon. Edward K.Y. Chen*
------------------------                             Trustee
Hon. Edward K.Y. Chen

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               SPECIAL EQUITIES PORTFOLIO

                               By:  DUNCAN W. RICHARDSON*
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Duncan W. Richardson*
--------------------------              President (Chief Executive Officer)
Duncan W. Richardson

/s/ Kristin S. Anagnost
--------------------------           Treasurer (and Principal Financial and
Kristin S. Anagnost                             Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 23, 2003.

                               UTILITIES PORTFOLIO


                               By:  DUNCAN W. RICHARDSON*
                                    ---------------------------------
                                    Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 23, 2003.

      Signature                                       Title
      ---------                                       -----

Duncan W. Richardson*
--------------------------              President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
--------------------------           Treasurer (and Principal Financial and
William J. Austin, Jr.                          Accounting Officer)

Jessica M. Bibliowicz*
------------------------                             Trustee
Jessica M. Bibliowicz

Donald R. Dwight*
------------------------                             Trustee
Donald R. Dwight

James B. Hawkes*
------------------------                             Trustee
James B. Hawkes

Samuel L. Hayes, III*
------------------------                             Trustee
Samuel L. Hayes, III

Norton H. Reamer*
------------------------                             Trustee
Norton H. Reamer

Lynn A. Stout*
------------------------                             Trustee
Lynn A. Stout

Jack L. Treynor*
------------------------                             Trustee
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      -----------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)          Opinion of Counsel dated April 23, 2003

  (j)(1)       Consent of Independent Accountants for Eaton Vance Balanced Fund

     (2) Consent of Independent Accountants for Eaton Vance Small-Cap Growth Fund (formerly Eaton Vance Small Company Growth Fund)

     (3)       Independent  Auditors'  Consent for Eaton Vance Emerging  Markets
               Fund

     (4)       Independent Auditors' Consent for Eaton Vance Greater India Fund

     (5) Consent of Independent Accountants for Eaton Vance Large-Cap Value Fund (formerly Eaton Vance Growth & Income Fund)

     (6) Independent Auditors' Consent for Eaton Vance Institutional Short Term Treasury Fund

     (7)       Consent  of  Independent  Accountants  for  Eaton  Vance  Special
               Equities Fund

     (8)       Consent of Independent Accountants for Eaton Vance Utilities Fund

     (9)       Independent Auditors' Consent for Eaton Vance Large-Cap Core Fund

     (10)      Independent  Auditors'  Consent for Eaton Vance  Small-Cap  Value
               Fund